As filed with the Securities and Exchange Commission on June 26, 1998


                                                               File No.  33-8120
                                                               File No. 811-4808

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No. ________                           |_|

      Post-Effective Amendment No. 17                                |X|

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No. 19                                               |X|

                     The Rodney Square Strategic Equity Fund
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

  Rodney Square North, 1100 North Market Street, Wilmington, DE     19890-0001
  -------------------------------------------------------------     ----------
         (Address of Principal Executive Offices)                   (Zip Code)

       Registrant's Telephone Number, including Area Code: (302) 651-8280

                               Carl M. Rizzo, Esq.
                      Rodney Square Management Corporation
                  Rodney Square North, 1100 North Market Street
                            Wilmington, DE 19890-0001
                     ---------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

      ___   immediately upon filing pursuant to Rule 485(b)


      _X_   on June 29, 1998 pursuant to Rule 485(b)


      ___   60 days after filing pursuant to Rule 485(a)(1)

      ___   on ___________ pursuant to Rule 485(a)(1)

      ___   75 days after filing pursuant to Rule 485(a)(2)

      ___   on ___________ pursuant to Rule 485(a)(2)


If appropriate, check the following box:

      ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              CROSS-REFERENCE SHEET

                     THE RODNEY SQUARE STRATEGIC EQUITY FUND

                           Items Required By Form N-1A

                               PART A - PROSPECTUS


Item No.       Item Caption                    Prospectus Caption
--------       ------------                    ------------------
      1.       Cover Page                      Cover Page

      2.       Synopsis                        Expense Table
                                               Questions and Answers about the
                                                   Portfolios

      3.       Condensed Financial             Financial Highlights
                   Information

      4.       General Description             Questions and Answers about the Portfolios
                   of Registrant               Investment Objectives and Policies
                                               Investment Practices
                                               Risk Factors
                                               Description of the Fund

      5.       Management of the               Questions and Answers about the
                   Fund                            Portfolios
                                               Management of the Fund

      5A.      Management's Discussion         [Contained in the Fund's Annual Report,
                   of Fund Performance         President's Letter]

      6.       Capital Stock and               Questions and Answers about the
                   Other Securities                Portfolios
                                               Dividends, Capital Gain Distributions
                                                   and Taxes
                                               Description of the Fund

      7.       Purchase of Securities          Questions and Answers about the
                   Being Offered                   Portfolios
                                               How Net Asset Value is Determined
                                               Purchase of Shares
                                               Management of the Fund

      8.       Redemption or                   Questions and Answers about the
                   Repurchase                      Portfolios
                                               Shareholder Accounts
                                               Redemption of Shares
                                               Exchange of Shares

      9.       Pending Legal                   Not Applicable
                   Proceedings





                         CROSS-REFERENCE SHEET

                THE RODNEY SQUARE STRATEGIC EQUITY FUND

                Items Required By Form N-1A (continued)

             PART B - STATEMENT OF ADDITIONAL INFORMATION

                                                  Caption in Statement of
Item No.       Item Caption                       Additional Information
--------       ------------                       -----------------------

      10.      Cover Page                         Cover Page

      11.      Table of Contents                  Table of Contents

      12.      General Information                Not Applicable
                  and History

      13.      Investment Objectives              The Portfolios' Investment
                  and Policies                         Policies
                                                  Investment Limitations
                                                  Portfolio Transactions

      14.      Management of the                  Trustees and Officers
                  Registrant

      15.       Control Persons and               Trustees and Officers
                  Principal Holders               Other Information
                  of Securities

     16.        Investment Advisory               Wilmington Trust Company
                  and Other Services              The Sub-Advisers
                                                  Investment Advisory Services
                                                  Administration and Accounting
                                                      Services
                                                  Other Information

      17.      Brokerage Allocation               Portfolio Transactions

      18.      Capital Stock and                  Description of the Fund
                   Other Securities

      19.      Purchase, Redemption and           Redemptions
                   Pricing of Securities          Net Asset Value
                   Being Offered

      20.      Tax Status                         Taxes

      21.      Underwriters                       Distribution Agreement

      22.      Calculations of                    Performance Information
                   Performance Data

      23.      Financial Statements               Financial Statements



                        THE    RODNEY SQUARE
                               STRATEGIC EQUITY
                               FUND














                                  PROSPECTUS
                                JUNE 29, 1998

                              TABLE OF CONTENTS


                                                                           Page
                                                                           ----

EXPENSE TABLE................................................................2

FINANCIAL HIGHLIGHTS.........................................................4

QUESTIONS AND ANSWERS ABOUT THE PORTFOLIOS...................................5

INVESTMENT OBJECTIVES AND POLICIES...........................................7

RISK FACTORS................................................................10

PURCHASE OF SHARES..........................................................12

SHAREHOLDER ACCOUNTS........................................................13

REDEMPTION OF SHARES........................................................13

EXCHANGE OF SHARES..........................................................15

HOW NET ASSET VALUE IS DETERMINED...........................................16

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES....................................16

PERFORMANCE INFORMATION.....................................................17

MANAGEMENT OF THE FUND......................................................20

DESCRIPTION OF THE FUND.....................................................23

APPENDIX....................................................................24

APPLICATION & NEW ACCOUNT REGISTRATION......................................26
                           the RODNEY SQUARE
                               STRATEGIC EQUITY
                               FUND

  The Rodney Square Strategic Equity Fund (the "Fund"), an open-end management investment company, consists of four separate portfolios (the "Portfolios"): the Large Cap Growth Equity Portfolio, the Large Cap Value Equity Portfolio, the Small Cap Equity Portfolio and the International Equity Portfolio. The Large Cap Growth Equity Portfolio seeks superior long-term growth of capital by investing principally in large cap U.S. equity securities that are judged by the Portfolio's adviser, Wilmington Trust Company ("WTC" or "Adviser"), to possess strong growth characteristics. The Large Cap Value Equity Portfolio seeks superior long-term growth of capital by investing in large cap U.S. equity securities that are judged by WTC to be undervalued in the marketplace relative to underlying profitability. The Small Cap Equity Portfolio seeks superior long-term growth of capital by investing in small cap U.S. equity securities that are judged by WTC to either possess strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability. The International Equity Portfolio seeks superior long-term capital appreciation by investing primarily in equity securities of issuers located outside the United States. Shares of the portfolios are offered at net asset value without the imposition of any front-end sales charge and are not subject to any Rule 12b-1 fees.

                                   PROSPECTUS

                                 JUNE 29, 1998

  This Prospectus sets forth information about the Fund that you should know before investing. Please read this Prospectus carefully and keep it for future reference. A Statement of Additional Information, dated June 29, 1998, containing additional information about the Fund has been filed with the Securities and Exchange Commission ("SEC") and, as amended or supplemented from time to time, is incorporated by reference herein. A copy of the Statement of Additional Information and the Fund's most recent Annual Report to Shareholders may be obtained, without charge, from certain institutions such as banks or broker-dealers that have entered into servicing agreements ("Service Organizations") with Rodney Square Distributors, Inc. ("RSD"), by calling the number below, by writing to RSD at the address noted on the back cover of this Prospectus, or by accessing the web site maintained by the SEC (http://www.sec.gov). RSD is a wholly owned subsidiary of WTC, a bank chartered in the state of Delaware.

--------------------------------------------------------------------------------
    FOR FURTHER INFORMATION OR ASSISTANCE IN OPENING AN ACCOUNT, PLEASE CALL:
             O    NATIONWIDE......................(800) 336-9970
--------------------------------------------------------------------------------

  SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, WILMINGTON TRUST COMPANY OR ANY OTHER BANK, NOR ARE THE SHARES INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


EXPENSE TABLE

                                                  Large Cap       Large Cap      Small Cap    International
                                                Growth Equity    Value Equity     Equity          Equity
                                                  Portfolio       Portfolio      Portfolio      Portfolio
                                                  ---------       ---------      ---------      ---------
SHAREHOLDER TRANSACTION COSTS*                       None           None           None           None

ANNUAL PORTFOLIO OPERATING EXPENSES**
(as a percentage of average net assets)
Advisory Fee (after waivers) ...........             0.55%          0.46%          0.48%          0.54%
12b-1 Fee ..............................             0.00%          0.00%          0.00%          0.00%
Other Expenses .........................             0.20%          0.29%          0.32%          0.46%
                                                     ----           ----           ----           ----

Total Operating Expenses (after waivers)             0.75%          0.75%          0.80%          1.00%
                                                     ====           ====           ====           ====

EXAMPLE***

You would pay the following expenses on a $1,000 investment in each Portfolio assuming a 5% annual return and redemption at the end of each time period:

One year ............................                $  8           $  8           $  8           $ 10
Three years .........................                $ 24           $ 24           $ 26           $ 32
Five years ..........................                $ 42           $ 42           $ 44           $ 55
Ten years ...........................                $ 93           $ 93           $ 99           $122

* WTC and/or Service Organizations may charge their clients a fee for providing administrative or other services in connection with investments in Fund shares. See "Purchase of Shares" for additional information.

** Because the Large Cap Value Equity Portfolio, the Small Cap Equity Portfolio and the International Equity Portfolio had no operations prior to the date of this Prospectus, expenses for those Portfolios are estimated for their first year of operations, adjusted to reflect WTC's undertaking to waive its advisory fees or reimburse expenses to the extent that the Portfolios' expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 0.75%, 0.80%, and 1.00%, respectively, of each Portfolio's average daily net assets through April 1999. Without waivers, the Advisory Fees for the Large Cap Value Equity Portfolio, the Small Cap Equity Portfolio and the International Equity Portfolio would be 0.55%, 0.60% and 0.65%, respectively, of each Portfolio's average daily net assets. Without waivers, Total Operating Expenses for the Large Cap Value Equity Portfolio, the Small Cap Equity Portfolio and the International Equity Portfolio are estimated to be 0.84%, 0.92% and 1.11%, respectively, of each Portfolio's average daily net assets. With respect to the Large Cap Growth Equity Portfolio, expenses are based on that Portfolio's expenses for its fiscal year ended December 31, 1997, adjusted to reflect its current advisory, administration, accounting services and transfer agency fees, the termination of its Rule 12b-1 Plan, and WTC's undertaking to waive its advisory fees or reimburse expenses to the extent that the Portfolio's expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 0.75% of the Portfolio's average daily net assets through April 1999.

*** The assumption in the Example of a 5% annual return is required by regulations of the SEC and is applicable to all mutual funds. The assumed 5% annual return is not a prediction of, and does not represent, any Portfolio's projected or actual performance.

  The purpose of the preceding table is solely to aid shareholders and prospective investors in understanding the various expenses that investors in the Portfolios will bear directly or indirectly.



  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES INCURRED AND RETURNS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

The following table includes selected per share data and other performance information for the Large Cap Growth Equity Portfolio throughout the following periods derived from the audited financial statements of the Fund. It should be read in conjunction with the Portfolio's audited financial statements and notes thereto, appearing in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 1997, which is included, together with the auditor's unqualified report, as part of the Fund's Statement of Additional Information.

Effective February 23, 1998, WTC became the Adviser of the Large Cap Growth Equity Portfolio. Prior to February 23, 1998, the Large Cap Growth Equity Portfolio was managed by two or three different portfolio advisers selected by Rodney Square Management Corporation ("RSMC"), the former manager and administrator of the Portfolio, and the Fund. Also prior to February 23, 1998, the Large Cap Growth Equity Portfolio sought to achieve its objective by investing at least 65% of total assets in equity securities without regard to the market capitalization of the issuers of such securities.

Information is not provided for the Large Cap Value Equity Portfolio, the Small Cap Equity Portfolio and the International Equity Portfolio, as those Portfolios had no operations prior to the date of this Prospectus.


LARGE CAP GROWTH EQUITY PORTFOLIO

                                                                            For the Fiscal  Years Ended December 31,
                                                                            ----------------------------------------
                                    1997      1996      1995      1994      1993      1992      1991      1990     1989      1988
                                    ----      ----      ----      ----      ----      ----      ----      ----     ----      ----
NET ASSET VALUE -
BEGINNING OF PERIOD .............  $ 19.22   $ 17.41   $ 15.14   $ 16.39   $ 15.56   $ 15.68   $ 11.59   $12.62   $ 10.05   $ 8.37
                                    ------    ------    ------    ------    ------    ------    ------    -----    ------    -----

INVESTMENT OPERATIONS:
    Net investment income (loss)*    (0.19)    (0.15)    (0.10)    (0.03)    (0.03)     0.00      0.07     0.11      0.14     0.07
    Net realized and unrealized
    gain (loss) on investments ..     5.44      4.37      4.38     (0.02)     2.29      0.92      4.71    (1.01)     2.58     1.68
                                    ------    ------    ------    ------    ------    ------    ------    -----    ------    -----

            Total from investment
                operations ......     5.25      4.22      4.28     (0.05)     2.26      0.92      4.78    (0.90)     2.72     1.75
                                    ------    ------    ------    ------    ------    ------    ------    -----    ------    -----

DISTRIBUTIONS:
    From net investment income ..     0.00      0.00      0.00      0.00      0.00      0.00     (0.07)   (0.12)    (0.15)   (0.07)
    From net realized gain on
    investments .................    (3.10)    (2.41)    (2.01)    (1.20)    (1.43)    (1.04)    (0.62)   (0.01)     0.00     0.00
                                    ------    ------    ------    ------    ------    ------    ------    -----    ------    -----

            Total distributions .    (3.10)    (2.41)    (2.01)    (1.20)    (1.43)    (1.04)    (0.69)   (0.13)    (0.15)   (0.07)
                                    ------    ------    ------    ------    ------    ------    ------    -----    ------    -----


NET ASSET VALUE - END OF PERIOD .  $ 21.37   $ 19.22   $ 17.41   $ 15.14   $ 16.39   $ 15.56   $ 15.68   $11.59   $ 12.62   $10.05
                                    ======    ======    ======    ======    ======    ======    ======    =====    ======    =====

TOTAL RETURN ....................    27.50%    24.25%    28.43%    (0.23)%   14.57%     5.95%    41.54%   (7.15)%   27.15%   20.94%

RATIOS (TO AVERAGE NET ASSETS)/
     SUPPLEMENTAL DATA:
    Expenses+....................     1.38%     1.43%     1.43%     1.38%     1.42%     1.46%    1.50%     1.74%    1.75%     1.75%
    Net investment income (loss) ....(0.86)%   (0.78)%   (0.53)%   (0.17)%   (0.18)%   (0.03)%   0.52%     0.94%    1.21%     0.77%
Portfolio turnover rate .............28.05%    34.84%    49.12%    37.05%    44.38%    37.79%   32.63%    38.18%   83.12%    57.55%
Average commission rate paid ++......$0.0580   $0.0630      --        --        --        --       --        --       --        --
Net assets at end of period
(000 omitted)   .....................$91,445   $76,174  $66,311  $65,267   $66,091   $60,852  $56,648   $40,709  $39,571   $28,845

* The net investment income per share for the years ended December 31, 1997 and December 31, 1996 was calculated using average shares outstanding.
+ Effective December 22, 1990, RSMC agreed to waive its fee as such or bear any expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) that would cause the Portfolio's ratio of expenses to average daily net assets to exceed, on an annual basis, 1.50%. Prior to December 22, 1990, RSMC agreed to bear any expenses that would cause the Portfolio's ratio of expenses to average daily net assets to exceed, on an annual basis, 1.75%. The annualized expense ratio, had there been no reimbursement of expenses or fee waivers by RSMC, would have been 1.54%, 1.85% and 2.21% for the years ended December 31, 1991, 1989 and 1988, respectively. For the years ended December 31, 1997, 1996, 1995, 1994, 1993, 1992 and 1990, no
    reimbursement or fee waiver was necessary.
++ Required disclosure for fiscal years beginning after September 1, 1995 pursuant to SEC regulations.

QUESTIONS AND ANSWERS ABOUT THE PORTFOLIOS

   The  information  provided in this  section is  qualified  in its entirety by
reference  to  the  more  detailed  information   contained  elsewhere  in  this
Prospectus.

   WHAT  ARE  THE  PORTFOLIOS'  INVESTMENT  OBJECTIVES  AND  PRIMARY  INVESTMENT
POLICIES?

   The Fund is an open-end, management investment company consisting of four separate diversified portfolios: the Large Cap Growth Equity Portfolio, the Large Cap Value Equity Portfolio, the Small Cap Equity Portfolio and the International Equity Portfolio. The investment objectives and primary investment policies of the Portfolios are as follows:

   LARGE CAP GROWTH EQUITY PORTFOLIO. This Portfolio's investment objective is to seek superior long-term growth of capital. The Portfolio seeks to achieve its objective by investing at least 85% of its total assets in large cap U.S. equity securities that are judged by WTC to possess strong growth characteristics. (See "Investment Objectives and Policies - Large Cap Growth Equity Portfolio.")

   LARGE CAP VALUE EQUITY PORTFOLIO. This Portfolio's investment objective is to seek superior long-term growth of capital. The Portfolio seeks to achieve its objective by investing at least 85% of its total assets in large cap U.S. equity securities that are judged by WTC to be undervalued in the marketplace relative to underlying profitability. (See "Investment Objectives and Policies - Large Cap Value Equity Portfolio.")

   SMALL CAP EQUITY PORTFOLIO. This Portfolio's investment objective is to seek superior long-term growth of capital. The Portfolio seeks to achieve its objective by investing at least 85% of its total assets in small cap U.S. equity securities that are judged by WTC to either possess strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability. (See "Investment Objectives and Policies - Small Cap Equity Portfolio.")

   INTERNATIONAL EQUITY PORTFOLIO. This Portfolio's investment objective is to seek superior long-term capital appreciation. The Portfolio seeks to achieve its objective by investing at least 85% of its total assets in equity securities of issuers located outside the United States. (See "Investment Objectives and Policies - International Equity Portfolio.")

   WHAT ARE THE  RISKS TO CONSIDER BEFORE INVESTING?

   Investment in the Portfolios represents an investment in securities with fluctuating market prices. As market prices fluctuate, the net asset value of an investor's holdings will also fluctuate and, at the time of redemption, may be more or less than the purchase price.

   The Portfolios may engage in certain options, futures and (in the case of the International Equity Portfolio only) foreign currency transactions. Such transactions may involve certain risks, increase costs and diminish investment performance.

   In addition, in the case of the International Equity Portfolio, investing in foreign securities also involves special risks such as greater volatility in foreign securities markets, less extensive regulation of foreign brokers, securities, markets and issuers, the possibility of delays in settlement in foreign securities markets and possible expropriation, nationalization, currency controls or confiscatory taxation. (See "Investment Objectives and Policies" and "Risk Factors.")

   Prior to the date of this Prospectus, the Large Cap Value Equity Portfolio, the Small Cap Equity Portfolio and the International Equity Portfolio had no operations. Prior to February 23, 1998, WTC was not the adviser to the Large Cap Growth Equity Portfolio.


   HOW CAN YOU BENEFIT BY INVESTING IN THE PORTFOLIOS RATHER THAN BY INVESTING DIRECTLY IN THE SECURITIES HELD BY THOSE PORTFOLIOS?

   Investing in the Portfolios offers two key benefits:

   FIRST: Each Portfolio offers a way to keep money invested in a professionally managed portfolio of securities and, at the same time, to maintain daily liquidity. The Portfolios also offer a way for investors to diversify their investment portfolios by participating in pooled funds of large cap or small cap U.S. equity securities or equity securities of issuers located outside the United States. There are no minimum periods for investment in the Portfolios, and no fees will be charged at the time of purchase or redemption.

   SECOND: Investors in a Portfolio need not become involved with the detailed bookkeeping and operating procedures normally associated with direct investment in the securities held by the Portfolios.

   WHO IS THE INVESTMENT ADVISER?

   Wilmington Trust Company ("WTC"), is the investment adviser to the Portfolios. As part of its responsibilities, WTC recommends sub-advisers for the direct management of the International Equity Portfolio, allocates assets among those sub-advisers, and monitors and evaluates the sub-advisers' performance. (See "Management of the Fund.")

   WHO ARE THE SUB-ADVISERS OF THE INTERNATIONAL EQUITY PORTFOLIO?

      The three sub-advisers are:

            Clemente Capital, Inc.
            Invista Capital Management, Inc.
            Scudder Kemper Investments, Inc.

   WHO IS THE ADMINISTRATOR, TRANSFER AGENT AND ACCOUNTING AGENT FOR THE FUND?

   PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., provides administrative, accounting and transfer agency services for the Fund. RSMC, a wholly owned subsidiary of WTC, provides corporate secretarial services for the Fund. (See "Management of the Fund.")

   WHO IS THE FUND'S DISTRIBUTOR?

   Rodney Square Distributors, Inc. ("RSD"), another wholly owned subsidiary of WTC, serves as the Fund's Distributor. (See "Management of the Fund.")

   HOW DO YOU PURCHASE SHARES OF THE PORTFOLIOS?

   Each Portfolio is designed as an investment vehicle for individual investors, corporations and other institutional investors. Shares of each Portfolio may be purchased at their net asset value next determined after a purchase order is received by PFPC and accepted by RSD, as described below. There is no sales load. The minimum initial investment is $1,000 per Portfolio, but additional investments may be made in any amount.

   Shares of each Portfolio are offered on a continuous basis by RSD. Shares may be purchased directly from RSD, by clients of WTC through their trust accounts, or by clients of Service Organizations through their Service Organization accounts. Shares may also be purchased directly by wire or by mail. (See "Purchase of Shares.")

   The Fund and RSD reserve the right to reject new account applications and to close, by redemption, an account without a certified Social Security or other taxpayer identification number.

   Please contact RSD or your Service Organization or call the number listed below, for further information about the Portfolios or for assistance in opening an account.

--------------------------------------------------------------------------------
              o NATIONWIDE .........................  (800) 336-9970
--------------------------------------------------------------------------------

   HOW DO YOU REDEEM SHARES OF THE PORTFOLIOS?

   If you purchased shares of a Portfolio through an account at WTC or a Service Organization, you may redeem all or any of your shares in accordance with the instructions pertaining to that account. Other shareholders may redeem any or all of their shares by telephone or mail. There is no fee charged upon redemption. (See "Redemption of Shares.")

   HOW ARE DIVIDENDS AND OTHER DISTRIBUTIONS PAID?

   Distributions of net investment income and net realized capital gains, if any, and, in the case of the International Equity Portfolio, net realized gains from foreign currency transactions, if any, are made annually, near the end of the calendar year. Shareholders may elect to receive dividends and other distributions in cash by checking the appropriate boxes on the Application & New Account Registration form at the end of this Prospectus ("Application"). (See "Dividends, Other Distributions and Taxes.")

   ARE EXCHANGE PRIVILEGES AVAILABLE?

   You may exchange all or a portion of your Portfolio shares for shares of another Portfolio or for shares of any of the other funds in the Rodney Square complex, subject to certain conditions. (See "Exchange of Shares.")

INVESTMENT OBJECTIVES AND POLICIES

LARGE CAP GROWTH EQUITY PORTFOLIO

      The Large Cap Growth Equity Portfolio seeks superior long-term growth of capital. It is designed to offer long-term investors who are willing to assume the associated risks the opportunity to participate in a professionally managed, diversified portfolio of large cap U.S. equity (or related) securities. For these purposes, "superior" long-term growth of capital means that which would exceed the long-term growth of capital from an investment in the securities comprising the Russell 1000 Growth Index (assuming the reinvestment of dividends and capital gain distributions), which is formed by assigning a style composite score to all of the companies in the Russell 1000 Index, a passive index that includes the largest 1000 stocks in the U.S. as measured by market capitalization, to determine their growth or value characteristics. Approximately 70% of those stocks are placed in either the Growth or Value Index. The remaining stocks are placed in both indexes with a weight proportional to their growth or value characteristics. On its annual rebalancing date of May 31, 1997, the smallest stock in the Russell 1000 Index had a market cap of approximately $1.1 billion.

      At all times, at least 85% of the Portfolio's total assets will be invested in the following equity (or related) securities:

     o common stocks of U.S. corporations with a market capitalization at time of purchase equal to or greater than that of the smallest issue in the Russell 1000 Index and that are judged by the Adviser to possess strong growth characteristics;
     o options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of such issuers;
     o  options on indexes of the common stocks of such issuers; and
     o contracts for either the future delivery, or payment in respect of the future market value, of certain indexes of the common stocks of such issuers, and options upon such futures contracts. (See "Appendix.")

LARGE CAP VALUE EQUITY PORTFOLIO

      The Large Cap Value Equity Portfolio seeks superior long-term growth of capital. It is designed to offer long-term investors who are willing to assume the associated risks the opportunity to participate in a professionally managed, diversified portfolio of large cap U.S. equity (or related) securities. For these purposes, "superior" long-term growth of capital means that which would exceed the long-term growth of capital from an investment in the securities comprising the Russell 1000 Value Index (assuming the reinvestment of dividends and capital gain distributions), which is formed by assigning a style composite score to all of the companies in the Russell 1000 Index, a passive index that includes the largest 1000 stocks in the U.S. as measured by market capitalization, to determine their growth or value characteristics. Approximately 70% of the stocks are placed in either the Growth or Value Index. The remaining stocks are placed in both indexes with a weigh proportional to their growth or value characteristics. On its annual rebalancing date of May 31, 1997, the smallest stock in the Russell 1000 Index had a market cap of approximately $1.1 billion.

      At all times, at least 85% of the Portfolio's total assets will be invested in the following equity (or related) securities:

     o common stocks of U.S. corporations with a market capitalization at time of purchase equal to or greater than that of the smallest issue in the Russell 1000 Index and that are judged by the Adviser to be undervalued in the marketplace relative to underlying profitability;
     o options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of such issuers;
     o  options on indexes of the common stocks of such issuers; and
     o contracts for either the future delivery, or payment in respect of the future market value, of certain indexes of the common stocks of such issuers, and options upon such futures contracts. (See "Appendix.")

SMALL CAP EQUITY PORTFOLIO

      The Small Cap Equity Portfolio seeks superior long-term growth of capital. It is designed to offer long-term investors who are willing to assume the associated risks the opportunity to participate in a professionally managed, diversified portfolio of small cap U.S. equity (or related) securities. For these purposes, "superior" long-term growth of capital means that which would exceed the long-term growth of capital from an investment in the securities comprising the Russell 2000 Index (assuming the reinvestment of dividends and capital gain distributions), a passive index that includes the smallest 2000 stocks in the Russell 3000 Index of the 3000 largest stocks in the U.S. as measured by market capitalization. On its annual rebalancing date of May 31, 1997, the largest stock in the Russell 2000 Index had a market cap of approximately $1.1 billion.

      The Adviser delegates investment management responsibilities for the Portfolio to two different portfolio management teams - one value-oriented and the other growth-oriented - to achieve the Portfolio's objective.

      At all times, at least 85% of the Portfolio's total assets will be invested in the following equity (or related) securities:

     o common stocks of U.S. corporations with a market capitalization at time of purchase equal to or less than that of the largest stock in the Russell 2000 Index and that are judged by the Adviser to possess strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability;
     o options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of such issuers;
     o  options on indexes of the common stocks of such issuers; and
     o contracts for either the future delivery, or payment in respect of the future market value, of certain indexes of the common stocks of such issuers, and options upon such futures contracts. (See "Appendix.")

INTERNATIONAL EQUITY PORTFOLIO

      The International Equity Portfolio seeks superior long-term capital appreciation. It is designed to offer long-term investors who are willing to assume the associated risks the opportunity to participate in a professionally managed, diversified portfolio of equity securities (including convertible securities) of issuers located outside the United States. For these purposes, "superior" long-term growth of capital means that which would exceed the long-term growth of capital from an investment in the securities comprising the Morgan Stanley Capital International Europe, Australasia & Far East Index (assuming the reinvestment of dividends and capital gain distributions), an unmanaged index representing the market value-weighted price of stocks of approximately 1100 companies screened for liquidity, cross-ownership, and industry representation and listed on major stock exchanges in Europe, Australasia and the Far East.

      Under normal conditions, at least 85% of the Portfolio's total assets will be invested in common stocks of foreign issuers, preferred stocks and/or debt securities that are convertible securities of such issuers, and open- or closed-end investment companies that invest primarily in the equity securities of issuers in countries where it is impossible or impractical to invest directly. The Portfolio may also invest up to 15% of its total assets in non-convertible debt securities issued by foreign governments, international agencies and private foreign issuers that, at the time of purchase, are rated A or better by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not rated, are judged by the Adviser or one or more of the sub-advisers to be of comparable quality. The Portfolio may use forward currency contracts, options, futures contracts and options on futures contracts to attempt to hedge actual or anticipated investment security positions. (See "Appendix.")

      MULTIPLE ADVISER TECHNIQUE. The assets of the International Equity Portfolio are managed by three sub-advisers, each of which has entered into a separate agreement with WTC for the provision of investment advisory services to the Portfolio. Subject to the receipt of an exemptive order from the SEC, WTC may enter into new or modified advisory agreements with existing or new sub-advisers without the approval of Portfolio shareholders, but subject to approval of the Board of Trustees of the Fund. The allocation of assets among the Portfolio's sub-advisers is made by WTC, and each sub-adviser makes specific investments for the portion of the assets under its management. Each sub-adviser uses its own investment approach and investment strategies to achieve the
Portfolio's objective. It is anticipated that the allocation among the sub-advisers will be roughly equal and that no sub-adviser will be asked to focus its investments on a particular region or sector.


      The primary objective of the multiple adviser structure is to reduce portfolio volatility through multiple investment approaches, a strategy used by many institutional investors. For example, a particular investment approach may be successful in a bear (falling) market, while a different approach may be more successful in a bull (rising) market. The use of multiple investment approaches consistent with the investment objective and policies of the International Equity Portfolio is designed to mitigate the impact of a single sub-adviser's performance in the market cycle during which such sub-adviser's approach is less successful. Because the sub-advisers' different investment approaches make it unlikely that there will be significant overlap in the securities selected by any of the sub-advisers at any given point in time, the performance of one or more of the sub-advisers is expected to offset the impact of any other sub-adviser's relatively adverse results. Conversely, the successful results of a sub-adviser will be dampened by less successful results of the other sub-advisers. There can be no assurance that the expected advantages of the multiple adviser technique will be realized.


ALL PORTFOLIOS

   CASH MANAGEMENT. With respect to not more than 15% of a Portfolio's total assets, the Adviser may hold cash and cash equivalents including high-quality money market instruments and investment companies that seek to maintain a stable net asset value (money market funds) in order to manage cash flow in the Portfolio. Such securities may include bank obligations, commercial paper, U.S. Government obligations (including obligations issued by U.S. Government agencies and instrumentalities), mortgage pass-through certificates and repurchase agreements with respect to any security in which it is authorized to invest.

   OTHER INVESTMENTS AND INVESTMENT STRATEGIES. As a matter of fundamental policy, each Portfolio may also borrow money for temporary or emergency purposes, in an aggregate amount not exceeding 10% of its total assets. As a matter of non-fundamental policy, however, no Portfolio will purchase securities while borrowings in excess of 5% of the Portfolio's total assets are outstanding. In addition, certain of the securities purchased by the Portfolios may be considered illiquid. For further information about the Portfolios' investments and investment strategies, see the Appendix to this Prospectus and the Statement of Additional Information.

   PORTFOLIO TURNOVER. The frequency of portfolio transactions and a Portfolio's turnover rate will vary from year to year depending on market conditions. Due to changes in its investment adviser and investment policies, the Large Cap Growth Equity Portfolio expects to experience a higher than normal portfolio turnover rate for its fiscal year ending December 31, 1998. The higher rate will be due to the replacement of securities held by the Portfolio that do not satisfy the current large capitalization investment parameters of the Portfolio. Due to this increased rate of turnover, the Portfolio is likely to incur the cost of additional brokerage commissions, and investors are likely to receive a larger amount of capital gain distributions than has been received in prior years. The portfolio turnover rate for the other Portfolios is expected to be less than 100%. (See "Dividends, Other Distributions and Taxes.")

   OTHER INFORMATION. Each Portfolio is subject to certain fundamental investment policies that, like the Portfolio's investment objective, may not be changed without the affirmative vote of the holders of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act). All investment policies stated within this Prospectus are, unless otherwise indicated, non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval. Additional fundamental and non-fundamental investment policies are described in the Appendix to this Prospectus and in the Statement of Additional Information.

RISK FACTORS

   GROWTH-ORIENTED INVESTING. Because the Large Cap Growth Equity Portfolio and the growth portion of the Small Cap Equity Portfolio will be invested in growth-oriented companies, the volatility of these Portfolios may be higher than that of the U.S. equity market as a whole. Generally, companies with high relative rates of growth tend to reinvest more of their profits in the company, and pay out less to shareholders in the form of current dividends. As a result, growth investors tend to receive most of their return in the form of capital appreciation. This tends to make growth company securities more volatile than the market as a whole. In addition, there can be no assurance that growth within a particular company will continue to occur.

   VALUE-ORIENTED INVESTING. Even though the Large Cap Value Equity Portfolio and the value portion of the Small Cap Equity Portfolio will be invested in companies whose securities are believed to be undervalued relative to their underlying profitability, there can be no assurance that the shares of the companies selected for these Portfolios will appreciate in value. In addition, although an investment in the shares of undervalued companies may provide some protection from market declines, even the shares of comparatively undervalued companies typically fall in price during broad market declines.

   SMALL CAP COMPANIES. The Small Cap Equity Portfolio will invest principally in securities of small cap companies. Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups, and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies. In addition, small cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

   FOREIGN SECURITIES. The International Equity Portfolio will invest principally in securities of foreign issuers. Investing in foreign securities involves risks and considerations not normally associated with investing in U.S. markets. For example, most of the securities held by the International Equity Portfolio are not registered with the SEC, nor are most of the issuers of such securities subject to SEC reporting requirements. Other considerations and risks include the potential of expropriation, nationalization, currency controls, confiscatory taxation, withholding taxes on dividends and interest, less extensive regulation of foreign brokers, securities markets and issuers, less publicly available information, different accounting standards, non-negotiable brokerage commissions, costs incurred in conversions between currencies, lower trading volume and greater volatility, the possibility of delays in settlement in foreign securities markets, limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country), the difficulty of enforcing obligations in other countries, and adverse economic, diplomatic, political or social developments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. To the extent the International Equity Portfolio invests substantially in issuers located in one country, such investments may be subject to greater risk in the event of political or social instability or adverse economic developments affecting that country. While the International Equity Portfolio invests predominantly in securities that are regularly traded on recognized exchanges or in over-the-counter markets, from time to time foreign securities may be difficult to liquidate rapidly without significantly depressing the price of those securities. The costs attributable to foreign investing are frequently higher than those attributable to domestic investing. For example, the costs of maintaining assets outside the United States exceed the costs of maintaining assets with a U.S. custodian.

   The International Equity Portfolio may invest in securities of issuers located in emerging market countries. The risks of investing in foreign securities may be with respect to securities of issuers in, or denominated in the currencies of, emerging market countries. The economies of emerging market countries generally have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. In addition to the risks of their generally less stable political, social and economic conditions, emerging market countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. Emerging market countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other developed countries. Disclosure and regulatory standards in many respects are less stringent in emerging market countries than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations may be extremely limited. Investing in local markets, particularly in emerging market countries, may require the International Equity Portfolio to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the International Equity Portfolio and may delay the Portfolio's ability to purchase or sell securities. Certain emerging market countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

   FOREIGN CURRENCY. Because foreign securities ordinarily are denominated in foreign currencies, changes in foreign currency exchange rates affect the International Equity Portfolio's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of portfolio securities, and net investment income and capital gains, if any, to be distributed to shareholders. In other words, if the value of a foreign currency declines against the U.S. dollar, the value of assets quoted in such currency will decrease, and conversely, if the value of foreign currency rises against the U.S. dollar, the value of assets quoted in such currency will increase. The rate of exchange between the U.S. dollar and other currencies is determined by various factors, including supply and demand in the foreign exchange markets, international balance of payments, governmental intervention and speculation, and other political and economic conditions.

   NO TEMPORARY DEFENSIVE INVESTMENT POLICY. Unlike many other mutual funds, the Portfolios do not reserve authority to depart from their primary investment policies, even during declining markets, to temporarily pursue defensive investment policies in an effort to preserve their capital. Instead, each Portfolio will adhere to a policy of investing not less than 85% of its total assets in equity (or related) securities, during both good and bad stock market conditions. Investors should carefully consider the risk of capital losses that may flow from this policy should adverse market conditions arise and persist in the future, in determining whether to invest, or remain invested, in the Portfolios.

   DEBT SECURITIES. The Portfolios' investment in debt securities will be subject to credit risk and the inverse relationship between market prices and interest rates; that is, when interest rates rise, the prices of such securities tend to fall and, conversely, when interest rates fall, the prices of such securities tend to rise.

   The Portfolios may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization such as Moody's or S&P, or, if unrated, are determined by the Adviser or sub-adviser, as applicable, to be of comparable quality. In addition, the International Equity Portfolio may invest in non-convertible debt securities issued by foreign governments, international agencies, and private foreign issuers that, at the time of purchase, are rated A or better by Moody's or S&P, or, if not rated, are judged by the Adviser or one or more of the sub-advisers to be of comparable quality. Ratings represent the rating agency's opinion regarding the quality of the security and are not a guarantee of quality. Should the rating of a security be downgraded subsequent to a Portfolio's purchase of the security, the Adviser or sub-adviser, as applicable, will determine whether it is in the best interests of the Portfolio to retain the security.

   OPTIONS AND FUTURES. The use of forward currency contracts, options and futures involves certain investment risks and transaction costs. These risks include: dependence on WTC's and the sub-advisers' ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; imperfect correlation between movements in the price of currency, options, futures contracts or related options and movements in the price of the currency or security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and related options or to use forward currency contracts are different from those needed to select the securities in which the Portfolios invest; and lack of assurance that a liquid secondary market will exist for any particular option, futures contract or related option at any particular time.


   YEAR  2000  ISSUE.   Like  other  mutual   funds,   financial   and  business
organizations and individuals around the world, the Portfolios could be adversely affected if the computer systems used by WTC, the sub-advisers and the Portfolios' other service providers do not properly process and calculate date-related information and data after January 1, 2000. This is commonly known as the "Year 2000 Problem." WTC is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses, and to obtain assurances that comparable steps are being taken by the Portfolios' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios.

PURCHASE OF SHARES

   HOW TO PURCHASE SHARES. Portfolio shares are offered on a continuous basis by RSD at their net asset value next determined after a purchase order is received by PFPC and accepted by RSD. Shares may be purchased directly from RSD, by clients of WTC through their trust accounts, or by clients of Service Organizations through their Service Organization accounts. WTC and Service Organizations may charge their clients a fee for providing administrative or other services in connection with investments in Portfolio shares. A trust account at WTC includes any account for which the account records are maintained on the trust system at WTC. Persons wishing to purchase Portfolio shares through their accounts at WTC or a Service Organization should contact that entity directly for appropriate instructions. Other investors may purchase Portfolio shares by mail or by wire as specified below.

   BY MAIL. You may purchase shares by sending a check drawn on a U.S. bank payable to the Portfolio you have selected, along with a completed Application (included at the end of this Prospectus) to The Rodney Square Strategic Equity Fund, c/o PFPC, P.O. Box 8951, Wilmington, DE 19899-9752. A purchase order sent by overnight mail should be sent to The Rodney Square Strategic Equity Fund, c/o PFPC, 400 Bellevue Parkway, Suite 108, Wilmington, DE 19809. If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you purchase by check, the Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled, and you will be responsible for any losses or fees incurred in that transaction.

   BY WIRE. You may purchase shares by wiring federal funds. To advise the Fund of the wire and, if making an initial purchase, to obtain an account number, you must telephone PFPC at (800) 336-9970. Once you have an account number, instruct your bank to wire federal funds to PFPC, c/o PNC Bank, Philadelphia, PA ABA# 031-0000-53, attention: The Rodney Square Strategic Equity Fund, DDA# 86-0172-6591, further credit-your account number, the name of the selected Portfolio and your name. If you make an initial purchase by wire, you must promptly forward a completed Application to PFPC at the address stated above under "By Mail."

   INDIVIDUAL RETIREMENT ACCOUNTS. Portfolio shares may be purchased for a tax-deferred retirement plan such as an individual retirement account ("IRA"). For an Application for an IRA and a brochure describing the IRA, call PFPC at
(800) 336-9970. PNC Bank, N.A. ("PNC") makes available its services as IRA custodian for each shareholder account that is established as an IRA. For these services, PNC receives an annual fee of $10.00 per account, which fee is paid directly to PNC by the IRA shareholder. If the fee is not paid by the date due, Portfolio shares owned by the IRA will be redeemed automatically for purposes of making the payment.

   AUTOMATIC INVESTMENT PLAN. Shareholders may purchase Portfolio shares through an Automatic Investment Plan. Under the Plan, PFPC, at regular intervals, will automatically debit a shareholder's bank checking account in an amount of $50 or more (subsequent to the $1,000 minimum initial investment), as specified by the shareholder. A shareholder may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually. The purchase of Portfolio shares will be effected at their offering price at the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time) on or about the 20th day of the month. For an Application for the Automatic Investment Plan, check the appropriate box of the Application at the end of this Prospectus or call PFPC at (800) 336-9970. This service is generally not available for WTC trust account clients, since similar services are provided through WTC. This service may also not be available for Service Organization clients who are provided similar services by those organizations.

   ADDITIONAL PURCHASE INFORMATION. The minimum initial investment is $1,000, but subsequent investments may be made in any amount. WTC and Service Organizations may impose additional minimum customer account and other requirements in addition to the minimum initial investment requirement. The Fund and RSD each reserves the right to reject any purchase order and may suspend the offering of shares of the Portfolios for a period of time.

   Purchase orders received by PFPC and accepted by RSD before the close of regular trading on the Exchange on any Business Day of the Fund will be priced at the net asset value per share that is determined as of the close of regular trading on the Exchange. (See "How Net Asset Value is Determined.") Purchase orders received by PFPC and accepted by RSD after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day of the Fund. A "Business Day of the Fund" is any day on which the Exchange, PFPC and the Philadelphia branch office of the Federal Reserve are open for business. The following are not Business Days of the Fund:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

   It is the responsibility of WTC or the Service Organization involved to transmit orders for the purchase of shares by its customers to PFPC and to deliver required funds on a timely basis, in accordance with the procedures stated above.

SHAREHOLDER ACCOUNTS

   PFPC, as Transfer Agent, maintains for each shareholder an account expressed in terms of full and fractional shares of the Portfolio rounded to the nearest 1/1000th of a share.

   In the interest of economy and convenience, the Fund does not issue share certificates. Each shareholder is sent a statement at least quarterly showing all purchases in or redemptions from the shareholder's account. The statement also sets forth the balance of shares held in the account.

   Due to the relatively high cost of maintaining small shareholder accounts, the Fund reserves the right to close any account with a current value of less than $500 by redeeming all shares in the account and transferring the proceeds to the shareholder. Shareholders will be notified if their account value is less than $500 and will be allowed 60 days in which to increase their account balance to $500 or more before the account is closed. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

REDEMPTION OF SHARES

   Shareholders may redeem their shares by mail or by telephone as described below. If you purchased your shares through an account at WTC or a Service Organization, you may redeem all or part of your shares in accordance with the instructions pertaining to that account. Corporations, other organizations, trusts, fiduciaries and other institutional investors may be required to furnish certain additional documentation to authorize redemptions. Redemption requests should be accompanied by the Fund's name and your account number.

   BY MAIL. Shareholders redeeming their shares by mail should submit written instructions with a guarantee of their signature by an institution acceptable to PFPC, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, that is a participant in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. The written instructions should be mailed to: The Rodney Square Strategic Equity Fund, c/o PFPC, P.O. Box 8951, Wilmington, DE 19899-9752. A redemption order sent by overnight mail should be sent to The Rodney Square Strategic Equity Fund, c/o PFPC, 400 Bellevue Parkway, Suite 108, Wilmington, DE 19809. The redemption order should indicate the Fund's name, the Portfolio's name, the Portfolio account number, the number of shares or dollar amount you wish to redeem and the name of the person in whose name the account is registered. A signature and a signature guarantee are required for each person in whose name the account is registered.

   BY TELEPHONE. Shareholders who prefer to redeem their shares by telephone must elect to apply in writing for telephone redemption privileges by completing an Application for Telephone Redemptions (included at the end of this Prospectus) which describes the telephone redemption procedures in more detail and requires certain information that will be used to identify the shareholder. When redeeming by telephone, you must indicate your name, the Fund's name, the Portfolio's name, the Portfolio account number, the number of shares or dollar amount you wish to redeem and certain other information necessary to identify you as the shareholder. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine and, if such procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions. During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement. In the event that you are unable to reach PFPC by telephone, you may make a redemption request by mail.

   ADDITIONAL REDEMPTION INFORMATION. You may redeem all or any part of the value of your account on any Business Day of the Fund. Redemptions are effected at the net asset value next calculated after PFPC has received your redemption request. (See "How Net Asset Value Is Determined.") The Fund imposes no fee when shares are redeemed. WTC or the Service Organization is responsible for transmitting redemption orders and crediting their customers' accounts with redemption proceeds on a timely basis.

   Redemption checks are normally mailed or wired on the next Business Day of the Fund after receipt and acceptance by PFPC of redemption instructions (if received by PFPC before the close of regular trading on the Exchange), but in no event later than 7 days following such receipt and acceptance. If the shares to be redeemed represent an investment made by check, the Fund reserves the right not to make the redemption proceeds available until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).

   Redemption proceeds may be wired to your predesignated bank account at any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Alternatively, proceeds may be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for a minimum of 60 days. In order to authorize the Fund to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to
change  the  account  designated  to  receive  redemption   proceeds  should  be
accompanied by a guarantee of the shareholder's signature by an eligible institution. Further documentation will be required to change the designated account when shares are held by a corporation, other organization, trust, fiduciary or other institutional investor.

   For more information on redemptions, contact PFPC or, if your shares are held in an account with WTC or a Service Organization, contact WTC or the Service Organization.

   SYSTEMATIC WITHDRAWAL PLAN. Shareholders who own shares of a Portfolio with a value of $10,000 or more may participate in the Systematic Withdrawal Plan. For an Application for the Systematic Withdrawal Plan, check the appropriate box of the Application at the end of this Prospectus or call PFPC at (800) 336-9970. Under the Plan, shareholders may automatically redeem a portion of their

Portfolio shares monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Portfolio shares will be effected at their net asset value at the close of regular trading on the Exchange on or about the 25th day of the month. If you expect to purchase additional Portfolio shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because contemporaneous purchases and redemptions may result in adverse tax consequences. This service is generally not available for WTC trust account clients, since similar services are provided through WTC. This service may also not be available for Service Organization clients who are provided similar services by those organizations.

EXCHANGE OF SHARES

   EXCHANGES AMONG THE RODNEY SQUARE FUNDS. You may exchange all or a portion of your shares in a Portfolio for shares of another Portfolio or for shares of the other funds in the Rodney Square complex that currently offer their shares to investors. The other Rodney Square Funds are:

   THE RODNEY SQUARE FUND, each portfolio of which seeks a high level of current income consistent with the preservation of capital and liquidity by investing in money market instruments pursuant to its investment practices. Its portfolios are:

      U.S. GOVERNMENT PORTFOLIO, which invests in U.S. Government obligations and repurchase agreements involving such obligations.

      MONEY MARKET PORTFOLIO, which invests in obligations of major banks, prime commercial paper and corporate obligations, U.S. Government obligations, high quality municipal securities and repurchase agreements involving U.S. Government obligations.

   THE RODNEY SQUARE TAX-EXEMPT FUND, which seeks as high a level of interest income, exempt from federal income tax, as is consistent with a portfolio of high quality, short-term municipal obligations, selected on the basis of liquidity and stability of principal.

   THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND, consisting of the following portfolios:

      SHORT/INTERMEDIATE BOND PORTFOLIO, which seeks high total return, consistent with high current income, by investing principally in various types of investment grade fixed-income securities of a short/intermediate duration.

      INTERMEDIATE BOND PORTFOLIO, which seeks high total return, consistent with high current income, by investing principally in various types of investment grade fixed-income securities of an intermediate duration.

      MUNICIPAL BOND PORTFOLIO, which seeks a high level of income exempt from federal income tax consistent with the preservation of capital.


   A redemption of shares through an exchange will be effected at the net asset value per share next determined after receipt by PFPC of the request, and a purchase of shares through an exchange will be effected at the net asset value per share determined at that time or as next determined thereafter. The net asset values per share of The Rodney Square Tax-Exempt Fund and the two portfolios of The Rodney Square Fund are determined at 12:00 noon, Eastern time, on each Business Day of the Fund. The net asset values per share of the Portfolios and the Rodney Square Strategic Fixed-Income Fund portfolios are determined at the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time), on each Business Day.


   Exchange transactions will be subject to the minimum initial investment and other requirements of the fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's Portfolio account of less than $500.

   To obtain prospectuses of the other Rodney Square Funds, contact RSD. To obtain more information about exchanges, or to place exchange orders, contact PFPC or, if your shares are held in a trust account with WTC or in an account with a Service Organization, contact WTC or the Service Organization. The Fund reserves the right to terminate or modify the exchange offer described here and will give shareholders 60 days' notice of such termination or modification when required by SEC rules. This exchange offer is valid only in those jurisdictions where the sale of the Rodney Square Fund shares to be acquired through such exchange may be legally made.

HOW NET ASSET VALUE IS DETERMINED

   PFPC determines the net asset value per share of each Portfolio as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time), on each Business Day of the Fund. The net asset value per share of each Portfolio is calculated by dividing the total current market value of all of a Portfolio's assets, less all its liabilities, by the total number of the Portfolio's shares outstanding.

   The Portfolios value their assets based on their current market prices when market quotations are readily available. Any assets held by a Portfolio that are denominated in foreign currencies or that are traded on foreign exchanges are valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time PFPC determines the daily net asset value per share. Securities that do not have a readily available current market value, are valued in good faith by or under the direction of the Fund's Board of Trustees

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

   DIVIDENDS AND OTHER DISTRIBUTIONS. Dividends from each Portfolio's net investment income and distributions of (1) net short-term capital gain and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, realized by each Portfolio, after deducting any available capital loss carryovers, and (2) (in the case of the International Equity Portfolio only) net gains realized from foreign currency transactions are paid to its shareholders annually, near the end of each calendar year.

   Each dividend and other distribution is payable to shareholders of a Portfolio who redeem, but not to shareholders who purchase, shares of the Portfolio on the ex-distribution date. Dividends and other distributions paid by each Portfolio are automatically reinvested in additional shares of the Portfolio on the payment date at their current net asset value unless the shareholder elects to receive distributions in cash, in the form of a check, by checking the appropriate boxes on the Application & New Account Registration form accompanying this Prospectus.

   TAXES. Each Portfolio intends to qualify (or, in the case of the Large Cap Growth Equity Portfolio, to continue to qualify) for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended ("Code"), so that it will be relieved of federal income tax on the portion of its investment company taxable income (generally consisting of net investment income and net short-term capital gain and, in the case of the International Equity Portfolio, net realized gains from certain foreign currency transactions, if any) and net capital gain that it distributes to its shareholders.

  Dividends from each Portfolio's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Portfolio's earnings and profits. Distributions of a Portfolio's net capital gain (whether paid in cash or reinvested in additional shares), when designated as such, are taxable to its shareholders as long-term capital gain, regardless of the length of time they have held their shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a noncorporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. Each Portfolio may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly. Investors should be aware that if Portfolio shares are purchased shortly before the record date for any dividend or capital gain distribution, they will pay full price for the shares and will receive some portion of the price back as a taxable distribution.

  Shortly after the end of each calendar year, each Portfolio notifies its shareholders of the amounts of dividends and capital gain distributions paid (or deemed paid) during that year. The information regarding capital gain distributions designates the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above.

  Each Portfolio is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Portfolio with a certified taxpayer identification number. Each Portfolio also is required to withhold 31% of all dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding. In connection with this withholding requirement, unless an investor has indicated that he or she is subject to backup withholding, the investor must certify on the Application that the Social Security or other taxpayer identification number provided thereon is correct and that the investor is not otherwise subject to backup withholding.

   A redemption of Portfolio shares may result in taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. Similar tax consequences generally will result from an exchange of shares of one Portfolio for shares of another Portfolio or another fund in the Rodney Square complex. (See "Exchange of Shares.") In addition, if shares of a Portfolio are purchased within 30 days of redeeming other shares of that Portfolio at a loss, that loss will not be deductible to the extent of the amount reinvested, and an adjustment in that amount will be made to the shareholder's basis for the newly purchased shares.

   The foregoing is only a summary of some important federal income tax considerations generally affecting the Portfolios and their shareholders; a further discussion appears in the Statement of Additional Information. In addition to these considerations, which are applicable to any investment in the Portfolios, there may be other federal, state or local tax considerations applicable to a particular investor, and any shareholders who are non-resident alien individuals, or foreign corporations, partnerships, trusts or estates, may be subject to different federal income tax treatment than that summarized above. Prospective investors are therefore urged to consult their tax advisers with respect to the effects of an investment on their own tax situations.


PERFORMANCE INFORMATION

   All performance information advertised by each Portfolio is based on historical information, shows the performance of a hypothetical investment and is not intended to indicate and is no guarantee of future performance. Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, a Portfolio's total return and net asset valued will vary depending upon, among other things, changes in market conditions and the level of the Portfolio's operating expenses. The Fund's annual report to shareholders contains additional performance information. The annual report is available upon request and free of charge.

   TOTAL RETURN. From time to time, quotations of each Portfolio's average annual total return ("Standardized Return") may be included in advertisements, sales literature or shareholder reports. Standardized Return will show percentage rates reflecting the average annual change in the value of an assumed initial investment of $1,000 assuming the investment has been held for periods of one year, five years and ten years as of a stated ending date. If the Portfolio has not been in operation for those time periods, the life of the Portfolio will be used where applicable. Standardized Return assumes that all dividends and other distributions were reinvested in additional shares of the Portfolio.

   In addition, each Portfolio may advertise other total return performance data ("Non-Standardized Return"). Non-Standardized Return shows a percentage rate of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted.

   A Portfolio's Return (Standardized and Non-Standardized) is increased to the extent that WTC or RSMC has waived all or a portion of its fees, or reimbursed all or a portion of the Portfolio's expenses. Returns (Standardized and

Non-Standardized) are based on historical performance of the Portfolio, show the performance of a hypothetical investment and are not intended to indicate future performance.

   LARGE CAP VALUE EQUITY PORTFOLIO. The Large Cap Value Equity Portfolio commenced operations on June __, 1998 following the transfer of assets by the Value Stock Fund, a collective investment fund, to the Portfolio in exchange for shares of the Portfolio. The Large Cap Value Equity Portfolio's investments on June __, 1998 were the same as those of the Value Stock Fund immediately prior to the transfer.

   The Value Stock Fund was not a registered investment company because it was exempt from registration under the 1940 Act. Because, in a practical sense, the Value Stock Fund constitutes a "predecessor" of the Large Cap Value Equity Portfolio, the Portfolio calculates its performance by including the Value Stock Fund's total return, adjusted to reflect the deduction of annual fees and expenses applicable to shares of the Portfolio as stated in the Fee Table in this Prospectus (i.e., adjusted to reflect anticipated expenses, absent investment advisory fee waivers).

   The Large Cap Value Equity Portfolio from time to time may advertise certain investment performance figures, as discussed below. These figures are based on historical information and are not intended to indicate, predict or guarantee future performance of the Large Cap Value Equity Portfolio.

                       PERFORMANCE INFORMATION REGARDING THE
                  VALUE STOCK FUND, A COLLECTIVE INVESTMENT FUND

                           AVERAGE ANNUAL TOTAL RETURN*
      1 year              3 years                 5 years         Since 12/91**
      ------              ---------               -------         -----------

      36.14%              27.69%                  18.95%               13.18%

---------------
* Figures were calculated pursuant to a methodology established by the SEC. The total return figures are as of March 31, 1998.

** The Value Stock Fund was organized in 1987, but was operated as a "multi-manager" fund by WTC and two other unaffiliated sub-advisors prior to December 1991. As of December 1991, WTC became the sole adviser of the fund.

      The above-quoted performance data is the performance of the Value Stock Fund for the period before the Large Cap Value Equity Portfolio commenced operations, adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e., adjusted to reflect anticipated expenses, absent investment advisory fee waivers). The Value Stock Fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Code. If the Value Stock Fund had been registered under the 1940 Act, its performance may have been different. The investment objective, restrictions and strategies of the Large Cap Value Equity Portfolio are substantially similar to those followed by the Value Stock Fund since December 1991, although the Value Stock Fund invested in common stocks of issuers with medium-to-large market values ($500 million to over $10 billion). Notwithstanding such differences, WTC believes that the investment objective, restrictions and strategies of the Large Cap Value Equity Portfolio are substantially similar to those of the Value Stock Fund. The portfolio managers of the Large Cap Value Equity Portfolio also managed the Value Stock Fund from December 1991 to the June __, 1998 transfer of assets.

   SMALL CAP EQUITY PORTFOLIO. The Small Cap Equity Portfolio commenced operations on June 29, 1998 following the transfer of assets by the Small Cap Stock Fund, a collective investment fund, to the Portfolio in exchange for shares of the Portfolio. The Small Cap Equity Portfolio's investments on June 29, 1998 were the same as those of the Small Cap Stock Fund immediately prior to the transfer.

   The Small Cap Stock Fund was not a registered investment company as it was exempt from registration under the 1940 Act. Because, in a practical sense, the Small Cap Stock Fund constitutes a "predecessor" of Small Cap Equity Portfolio, the Portfolio calculates is performance by including Small Cap Stock Fund's total return, adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio as stated in the Fee Table in this Prospectus (i.e., adjusted to reflect anticipated expenses, absent investment advisory fee waivers).

   The Small Cap Equity Portfolio from time to time may advertise certain investment performance figures, as discussed below. These figures are based on historical information and are not intended to indicate, predict or guarantee future performance of the Small Cap Equity Portfolio.

                       PERFORMANCE INFORMATION REGARDING THE
                SMALL CAP STOCK FUND, A COLLECTIVE INVESTMENT FUND

                           Average Annual Total Return*

                                   Since 4/97**
                                      50.69%


--------------
* Figures were calculated pursuant to a methodology established by the SEC. The total figures are as of March 31, 1998.

** The Small Cap Stock Fund's inception date was October 1991. Prior to April 1997 the fund was managed by an investment adviser unaffiliated with WTC, which invested primarily in growth-oriented small cap companies with market capitalizations of $500 million or less at time of purchase. As of April 1997, WTC assumed management of the Fund and assigned management responsibility to two different WTC portfolio management teams - one value-oriented and the other growth-oriented.

      The above-quoted performance data is the performance of the Small Cap Stock Fund for the period before the Small Cap Equity Portfolio commenced operations, adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e., adjusted to reflect anticipated expenses, absent investment advisory fee waivers). The Small Cap Stock Fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Code. If the Small Cap Stock Fund had been registered under the 1940 Act, its performance may have been different. The investment objective, restrictions and strategies of the Small Cap Equity Portfolio are substantially similar to those followed by the Small Cap Stock Fund since April 1997, and the portfolio managers of the Small Cap Equity Portfolio also managed the Small Cap Stock Fund from April 1997 to the June 29, 1998 transfer of assets.

      INTERNATIONAL EQUITY PORTFOLIO. The International Equity Portfolio commenced operations on June 29, 1998 following the transfer of assets by the International Stock Fund, a collective investment fund, to the Portfolio in exchange for shares of the Portfolio. The International Equity Portfolio's investments on June 29, 1998 were the same as those of the International Stock Fund immediately prior to the transfer.

      The International Stock Fund was not a registered investment company because it was exempt from registration under the 1940 Act. Because, in a practical sense, the International Stock Fund constitutes a "predecessor" of the International Equity Portfolio, the Portfolio calculates its performance by including the International Stock Fund's total return, adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio as stated in the Fee Table in this Prospectus (i.e., adjusted to reflect anticipated expenses, absent investment advisory fee waivers).

      The International Equity Portfolio from time to time may advertise certain investment performance figures, as discussed below. These figures are based on historical information and are not intended to indicate, predict or guarantee future performance of the International Equity Portfolio.

                       PERFORMANCE INFORMATION REGARDING THE
              INTERNATIONAL STOCK FUND, A COLLECTIVE INVESTMENT FUND

                           AVERAGE ANNUAL TOTAL RETURN*
      1 year              3 years              5 years           10 years
      ------              -------              -------           --------


      18.53%              12.76%               12.66%              10.34%


----------------------
* Figures were calculated pursuant to a methodology established by the SEC. The total return figures are as of March 31, 1998.

      The above-quoted performance data is the performance of the International Stock Fund for the period before the International Equity Portfolio commenced operations, adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e., adjusted to reflect anticipated expenses, absent investment advisory fee waivers). The International Stock Fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Code. If the International Stock Fund had been registered under the 1940 Act, its performance may have been different. The investment objective, restrictions and strategies of the International Equity Portfolio are substantially similar to those followed by the International Stock Fund since the latter's inception. Two of the three sub-advisers of the International Equity Portfolio (Scudder Kemper Investments, Inc. and Clemente Capital, Inc.) were also sub-advisers of the International Stock Fund since inception. The third sub-adviser (Invista Capital Management, Inc.) assumed its responsibilities in February 1998.

MANAGEMENT OF THE FUND

   The Fund's Board of Trustees supervises the management, activities and affairs of the Fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the Portfolios and their shareholders.

   INVESTMENT ADVISER. WTC, a wholly owned subsidiary of Wilmington Trust Corporation, a publicly held bank-holding company, is the Investment Adviser of the Portfolios.. Under Advisory Agreements with the Fund, WTC, subject to the supervision of the Board of Trustees, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. In addition to serving as Investment Adviser for the Portfolios, WTC is engaged in a variety of investment advisory activities, including the management of other mutual funds and collective investment pools.

   Under the Advisory Agreements, the Large Cap Growth Equity Portfolio and the Large Cap Value Equity Portfolio each pays a monthly advisory fee to WTC at the annual rate of 0.55% of the average daily net assets of the Portfolio; the Small Cap Equity Portfolio pays a monthly advisory fee to WTC at the annual rate of 0.60% of the average daily net assets of the Portfolio; and the International Equity Portfolio pays a monthly advisory fee to WTC at the annual rate of 0.65% of the average daily net assets of the Portfolio. WTC has agreed to waive its fees or reimburse each Portfolio monthly to the extent that expenses of the Portfolio (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 0.75% of the average daily net assets of the Large Cap Growth Equity Portfolio and the Large Cap Value Equity Portfolio, 0.80% of the average daily net assets of the Small Cap Equity Portfolio, and 1.00% of the average daily net assets of the International Equity Portfolio through April 1999.

   A "growth" team led by E. Matthew Brown, Vice President, is responsible for the day-to-day management of the Large Cap Growth Equity Portfolio and the growth portion of the Small Cap Equity Portfolio. Mr. Brown joined WTC in October of 1996. Prior to joining WTC, he served as Chief Investment Officer of PNC Bank, Delaware, from 1993 through 1996, and as Investment Division Manager for Delaware Trust Capital Management from 1990 through 1993. A "value" team led by Grace Messner is responsible for the day-to-day management of the Large Cap Value Equity Portfolio and the value portion of the Small Cap Equity Portfolio. Ms. Messner, a chartered financial analyst, joined WTC's investment group in 1972 and has worked at various times as an equity analyst, fixed income manager, Director of Equity Research, and head of Equity Management. She currently manages WTC's Value Equity Division and is a member of the Investment Policy Committee. With respect to the International Equity Portfolio, Robert J. Christian, Chief Investment Officer of WTC, or his delegate, is primarily responsible for monitoring the day-to-day investment activities of the sub-advisers to the Portfolio. Mr. Christian has been a Director of RSMC since February 1996, and was Chairman and Director of PNC Equity Advisors Company, and President and Chief Investment Officer of PNC Asset Management Group, Inc. from 1994 to 1996. He was Chief Investment Officer of PNC Bank, N.A. from 1992 to 1996 and Director of Provident Capital Management from 1993 to 1996.

   SUB-ADVISERS OF THE INTERNATIONAL EQUITY PORTFOLIO. WTC has hired three sub-advisers who specialize in international investing strategies to manage the Portfolio's assets on a day-to-day basis. Each sub-adviser makes specific portfolio investments for that segment of the assets of the Portfolio under its management in accordance with the Portfolio's investment objective and policies and the sub-adviser's investment approach and strategies. A sub-adviser may direct Portfolio transactions to a broker that is an affiliate of a sub-adviser. The sub-advisers of the Portfolio are listed and described below.

   Selection and retention criteria for sub-advisers include: (1) their historical performance records; (2) an investment approach that is distinct in relation to the approaches of each of the Portfolio's other sub-advisers; (3) consistent performance in the context of the markets and preservation of capital in declining markets; (4) organizational stability and reputation; (5) the quality and depth of investment personnel; and (6) the ability of the sub-adviser to apply its approach consistently. Each sub-adviser will not necessarily exhibit all of the criteria to the same degree. WTC (not the Fund) pays each sub-adviser a monthly portfolio management fee at the annual rate of 0.50% of the average daily net assets under the sub-adviser's management during the month.

   The Fund intends to seek an exemptive order from the SEC that would permit the Fund's Board of Trustees, without the approval of shareholders: (a) to employ a new sub-adviser pursuant to the terms of a new sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser; (b) to change the terms of a sub-advisory agreement; and (c) to continue the employment of an existing sub-adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the sub-adviser. Shareholders would receive notice of such action, including the information concerning the sub-adviser that normally is provided in the Prospectus.

   The sub-advisers of the International Equity Portfolio are as follows:

   CLEMENTE CAPITAL, INC.
   Carnegie Hall Tower
   152 West 57th Street, 25th Floor
   New York, New York  10019

   Clemente Capital, Inc. ("Clemente") was founded in 1976 as a Far East economic and business consultant, and in 1979, registered as an investment adviser. Since 1986, Clemente has focused on managing money with a global emphasis. Lilia C. Clemente is Chairman, Chief Executive Officer and controlling shareholder of Clemente. WTC is a creditor of Clemente and owns approximately 24% of its common stock.


   Clemente performs active global and international investment management services for individual and institutional clients including two U.S. registered investment companies: The Clemente Global Growth Fund and The First Philippine Fund. As of February 28, 1998, Clemente managed in excess of $500 million in assets. Clemente's investment approach begins with a global outlook and identifies the major forces affecting the global environment. Clemente then identifies the themes that are responding to global factors. The third step involves the decision of which country or sector will benefit from the themes. Finally, Clemente seeks companies with favorable growth characteristics in such countries and sectors. Leopoldo M. Clemente, President and Chief Investment Officer, and Thomas J. Prapas, Director of Portfolio Management serve as portfolio managers for that portion of the Portfolio's assets under Clemente's management. Mr. Clemente has been responsible for portfolio management and security selection for the past eight years, and Mr. Prapas has been a portfolio manager with Clemente for the past eleven years.

   INVISTA CAPITAL MANAGEMENT, INC.
   1800 Hub Tower
   699 Walnut Street
   Des Moines, Iowa 50309

   Invista Capital Management, Inc. ("Invista") is a registered investment adviser that was organized in 1984 and is an indirect, wholly owned subsidiary of Principal Mutual Life Insurance Company.

   As of February 28, 1998, Invista managed in excess $26 billion in assets. As of that date, Invista managed approximately $3.8 billion in foreign equities in separately managed accounts and mutual funds for public funds, corporations, endowments and foundations, insurance companies, and individuals.

   Invista's investment philosophy is based on estimating the true economic value of a company and purchasing the stock at a discount to this intrinsic value. Intrinsic value is driven by the company's current and future competitive prospects as captured in an estimate of long-term free cash flow, which is compared to the current price. Invista takes a long-term, value-oriented approach to investing and recognizes the importance of growth to future investment objectives. Whether investing in developed or emerging markets, Invista uses a borderless valuation comparison method that evaluates similar companies within particular industries or sectors rather than within a single country. Invista's utilization of a bottom-up process is aimed at identifying the best investment opportunities in the world, regardless of location. Scott D. Opsal, CFA, Executive Vice President and lead portfolio manager of international equities for Invista, is the portfolio manager for the portion of the Portfolio's assets under Invista's management. Mr. Opsal joined Invista at its inception in 1985, and assumed his current responsibilities in 1993. His previous responsibilities include security analysis and portfolio management activities for various U.S. equity portfolios, managing the firm's convertible securities, and overseeing Invista's index fund and derivatives positions. Kurtis D. Spieler, CFA, Vice President and manager of the firm's dedicated emerging market portfolios, is Mr. Opsal's backup. Mr. Spieler has been Invista's emerging markets portfolio manager since joining Invista in 1995.

   SCUDDER KEMPER INVESTMENTS, INC.
   345 Park Avenue
   New York, New York  10154

   Scudder Kemper Investments, Inc. ("Scudder Kemper") was founded in 1919 as America's first independent investment counselor and has served as investment adviser, administrator, and distributor of mutual funds since 1928.

   As of December 31, 1997, Scudder Kemper managed in excess of $200 billion in assets. As of December 31, 1997, more than $49.6 billion represented investment management services for over 2.5 million mutual fund shareholder accounts. As of that date, Scudder Kemper supervised approximately $30 billion of foreign investments in separately managed accounts for pension funds, foundations, educational institutions and government entities, and in open-end and closed-end investment companies.

   Each international investment product offered by Scudder Kemper is managed by a small, separate team of specialized investment professionals. The investment process combines a top-down/bottom-up approach with a focus on fundamental research. Investment ideas are generated by regional analysts, global industry analysts, and portfolio managers through the integration of three analytical disciplines; global themes (identification of sectors and industries likely to gain or lose during specific phases of a theme's cycle); country analysis (qualitative assessment of each country's fundamental and political characteristics combined with an objective, quantitative analysis of market and economic data); and company analysis (identification of company opportunities by search for unique attributes such as a franchise or monopoly, above average growth potential, innovation, or scarcity). Irene T. Cheng serves as the lead portfolio manager for that portion of the Portfolio's assets under Scudder Kemper's management. Ms. Cheng has been in the asset management business for over nine years and joined Scudder Kemper as a portfolio manager in 1993.

   ADMINISTRATIVE   AND  ACCOUNTING   SERVICES.   Under  an  Administrative  and
Accounting Services Agreement with the Fund, PFPC, 400 Bellevue Parkway, Wilmington, Delaware 19809, performs certain administrative services for the Portfolios including preparing shareholder reports, assisting WTC in compliance monitoring activities and preparing and filing federal and state tax returns on behalf of the Portfolios. PFPC also performs accounting services for the Portfolios, including determining the net asset value per share of each Portfolio.

   For the services provided under the Administration and Accounting Services Agreement, the Fund pays PFPC an annual fee equal to the amount derived from the following schedule: 0.10% of each Portfolio's first $1 billion of average daily net assets; 0.075% of each Portfolio's next $500 million of average daily net assets; 0.05% of each Portfolio's next $500 million of average daily net assets; and 0.035% of each Portfolio's average daily net assets in excess of $2 billion. In addition, any related out-of-pocket expenses incurred by PFPC in the provision of services to a Portfolio are borne by that Portfolio.

   Under a Fund Secretarial Services Agreement with the Fund, RSMC performs certain corporate secretarial services on behalf of the Portfolios including supplying office facilities, non-investment related statistical and research data and executive and administrative services; preparing and distributing all materials necessary for meetings of the Trustees and shareholders of the Fund; and preparing and arranging for filing, printing and distribution of proxy materials and post-effective amendments to the Fund's registration statement. WTC pays RSMC for the provision of these services out of its advisory fee.

   TRANSFER AGENT AND DIVIDEND PAYING AGENT. PFPC also serves as Transfer Agent and Dividend Paying Agent to the Portfolios. For these services, the Fund pays PFPC a minimum annual base fee of $18,000 for each Portfolio, as well as account fees, transaction charges, and out of pocket expenses.

   CUSTODIAN AND SUB-CUSTODIAN. WTC serves as Custodian, and PNC serves as Sub-Custodian, of the assets of each Portfolio, except the International Equity Portfolio. For its custody services, the Fund pays WTC an annual fee equal to the amount derived from the following schedule: 0.0150% of the first $2 billion of the Fund's average daily net assets; 0.0125% of the next $1 billion of the Fund's average daily net assets; and 0.0100% of the Fund's average daily net assets in excess of $3 billion, plus $7.50 per purchase, sale or maturity of each portfolio security. WTC (not the Fund) pays PNC for sub-custodial services. Any related out-of-pocket expenses incurred in the provision of custodial services to a Portfolio are borne by that Portfolio. Bankers Trust Company serves as Custodian of the International Equity Portfolio's assets, and it employs foreign sub-custodians to maintain the International Equity Portfolio's assets outside the United States.

   DISTRIBUTION AGREEMENT. Pursuant to a Distribution Agreement with the Fund, RSD manages the Fund's distribution efforts and provides assistance and expertise in developing marketing plans and materials for the Portfolios, enters into agreements with financial institutions to sell shares of the Portfolio and, directly or through its affiliates, provides investor support services.

   BANKING LAWS. Banking laws restrict deposit-taking institutions and certain of their affiliates from underwriting or distributing securities. WTC believes, and counsel to WTC has advised the Fund, that WTC and its affiliates may perform the services contemplated by their respective Agreements with the Fund without violation of applicable banking laws or regulations. If WTC or its affiliates were prohibited from performing these services, it is expected that the Board of Trustees would consider entering into agreements with other entities. If a bank were prohibited from acting as a Service Organization, its shareholder clients would be expected to be permitted to remain Portfolio shareholders and alternative means for servicing such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

DESCRIPTION OF THE FUND

   The Fund is a diversified, open-end, management investment company established on August 19, 1986, as a Massachusetts business trust under Massachusetts law by a Declaration of Trust. Prior to February 23, 1998, the name of the Fund was The Rodney Square Multi-Manager Fund and the name of the Large Cap Growth Equity Portfolio was the Growth Portfolio.

   The Fund's capital consists of an unlimited number of shares of beneficial interest. The Trustees are empowered by the Declaration of Trust and the Bylaws to establish additional portfolios and classes of shares. Shares of the Portfolios entitle their holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable.

   As of June 22, 1998, WTC owned of record approximately 86.79% of the shares of the Large Cap Growth Equity Portfolio, of which it owned beneficially with power to vote, on behalf of its customer accounts, approximately 58.47% of the shares of the Portfolio. Accordingly, WTC may be deemed to be a controlling person of the Portfolio under the 1940 Act. It is anticipated that immediately after the commencement of operations of the Large Cap Value Equity Portfolio, the Small Cap Equity Portfolio and the International Equity Portfolio, WTC will own by virtue of shared or sole voting or investing power on behalf of its underlying customer accounts approximately 100% of the outstanding shares of each of those Portfolios and may be deemed to be a controlling person of those Portfolios under the 1940 Act.

   The Fund does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the 1940 Act, shareholders of record owning no less than two-thirds of the outstanding shares of the Fund may remove a Trustee by vote cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of the Fund's outstanding shares.

APPENDIX

   The following paragraphs contain a brief description of certain securities in which the Portfolio may invest and the strategies in which they may engage consistent with their investment objectives and policies.

ALL PORTFOLIOS

   REPURCHASE AGREEMENTS. A repurchase agreement is a transaction in which a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Portfolio if the other party to the repurchase agreement becomes bankrupt), it is the policy of the Portfolio to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by WTC. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of the Portfolio's investment limitations. (See following discussion of illiquid securities.)

   ILLIQUID SECURITIES. Under each Portfolio's investment limitations, the Portfolio may not invest more than 15% of its net assets in securities that are considered illiquid. For purposes of these limitations repurchase agreements maturing in more than seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale ("restricted securities") or the absence of a readily available market are considered illiquid securities. Securities that are freely marketable in the country where they are principally traded, but which are not freely marketable in the United States, are not subject to this 15% limit. Similarly, securities that are considered restricted securities by virtue of legal or contractual restrictions on their resale but which are actively traded in the institutional market are not subject to the 15% limit.

LARGE CAP GROWTH EQUITY PORTFOLIO, LARGE CAP VALUE EQUITY PORTFOLIO AND SMALL CAP EQUITY PORTFOLIO

   OPTIONS ON SECURITIES AND SECURITIES INDEXES. The Portfolios may purchase call options on securities that the Adviser intends to include in the Portfolios in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The Portfolios may purchase put options to hedge against a decline in the market value of securities held in the Portfolios or in an attempt to enhance return. The Portfolios may write (sell) put and covered call options on securities in which they are authorized to invest. The Portfolios may also purchase put and call options, and write put and covered call options on U.S. securities indexes. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. Of the 85% of the total assets of a Portfolio that are invested in equity (or related) securities, the Portfolio may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.

   FUTURES AND RELATED OPTIONS. The Portfolios may write (sell) or purchase certain financial futures contracts and/or options thereon for non-trading purposes in order to: hedge various pertinent market risks; establish a position in the futures or related options markets as a temporary substitute for purchasing or selling particular securities; and/or maintain liquidity while simulating full investment in the securities or index underlying such futures or options. Of the 85% of the total assets of a Portfolio that are invested in equity (or related) securities, the Portfolio may not invest more than 10% of such assets in futures contracts or options relating to such contracts.

INTERNATIONAL EQUITY PORTFOLIO

   HEDGING STRATEGIES. The International Equity Portfolio's sub-advisers may use forward currency contracts, options and futures contracts and related options to attempt to hedge securities held by the Portfolio. There can be no assurance that such efforts will succeed. Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investment. These hedging techniques are described below and in further detail in the Statement of Additional Information, and the risks associated with these techniques are described below under "Risk Factors."

   The International Equity Portfolio may enter into forward currency contracts either with respect to specific transactions or with respect to the Portfolio's positions. When WTC or a sub-adviser believes that a particular currency may decline compared to the U.S. dollar, the Portfolio may enter into a forward contract to sell the currency that WTC or the sub-adviser expects to decline in an amount approximating the value of some or all of the Portfolio's securities denominated in that currency. Such contracts may only involve the sale of a foreign currency against the U.S. dollar. In addition, when the Portfolio anticipates purchasing or selling a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made.

   The International Equity Portfolio also may sell (write) and purchase put and call options and futures contracts and related options on foreign currencies to hedge against movements in exchange rates relative to the U.S. dollar. In addition, the Portfolio may write and purchase put and call options on securities and stock indexes to hedge against the risk of fluctuations in the prices of securities held by the Portfolio or which WTC or a sub-adviser intends to include in the Portfolio. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. The Portfolio also may sell and purchase stock index futures contracts and related options to protect against a general stock market decline that could adversely affect the Portfolio's securities or to hedge against a general stock market or market sector advance to lessen the cost of future securities acquisitions. The Portfolio may use interest rate futures contracts and related options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

   The International Equity Portfolio will not enter into an options, futures or forward currency contract transaction that exposes the Portfolio to an obligation to another party unless the Portfolio either (i) owns an offsetting ("covered") position in securities, currencies, options, futures or forward currency contracts or (ii) has cash, receivables and liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above.

[LOGO]
      the RODNEY SQUARE
          STRATEGIC EQUITY FUND

APPLICATION & NEW ACCOUNT REGISTRATION
--------------------------------------------------------------------------------
INSTRUCTIONS:                              RETURN THIS COMPLETED FORM TO:
FOR WIRING INSTRUCTION            THE RODNEY SQUARE STRATEGIC EQUITY FUND
OR FOR ASSISTANCE IN              C/O PFPC
COMPLETING THIS FORM              P.O. BOX 8951
CALL (800) 336-9970               WILMINGTON, DE  19899-9752
--------------------------------------------------------------------------------
PORTFOLIO SELECTION ($1,000 MINIMUM)

      /_/  LARGE CAP GROWTH EQUITY PORTFOLIO       $_______________
      /_/  LARGE CAP VALUE EQUITY PORTFOLIO        $_______________
      /_/  SMALL CAP EQUITY PORTFOLIO              $_______________
      /_/  INTERNATIONAL EQUITY PORTFOLIO          $_______________

      TOTAL AMOUNT TO BE INVESTED                  $_______________
_____ By check. (Make payable to the applicable Portfolio.)
_____ By wire. Call 1-800-336-9970 for Instructions.

ACCOUNT REGISTRATION-JOINT TENANTS USE LINES 1 AND 2; CUSTODIAN FOR A MINOR, USE LINES 1 AND 3; CORPORATION, TRUST OR OTHER ORGANIZATION OR ANY FIDUCIARY CAPACITY, USE LINE 4.

1.  Individual
              ------------   -------     --------------    ---------------------
               First Name      MI         Last Name        Customer Tax ID No.*

2.  Joint Tenancy**
              ------------   -------     --------------    ---------------------
               First Name      MI         Last Name        Customer Tax ID No.*


                                                                                   Uniform
3.  Gifts to Minors+                                                             Gift/Transfers
                    ------------------ under the --------------------  -----     to Minors Act
                        Minor's Name             Customer Tax ID No.*  State

4.  Other Registration
                      ------------------------------     -----------------------
                                                          Customer Tax Id. No.*

5.  If Trust, Date of Trust Instrument:
                                        ---------------------------------------

6.  ----------------------------------------
            Your Occupation

7.  ----------------------------------       --------------------------------
             Employer's Name                     Employer's Address

* Customer Tax Identification No.: (a) for an individual, joint tenants, or a custodial account under the Uniform Gifts/Transfers to Minors Act, supply the Social Security number of the registered account owner who is to be taxed;
   (b) for a trust, a corporation, a partnership, an organization, a fiduciary, etc., supply the Employer Identification number of the legal entity or organization that will report income and/or gains.
** "Joint Tenants with Rights of Survivorship" unless otherwise specified.
+  Regulated by the state's Uniform Gift/Transfers to Minors Act.

--------------------------------------------------------------------------------
ADDRESS OF RECORD



--------------------------------------------------------------------------------
            Street


--------------------------------------------------------------------------------
            City                         State                      Zip Code


                                        Pay Cash for:

                                         Income        Other
                                        Dividends      Distributions
LARGE CAP GROWTH EQUITY
PORTFOLIO                                  /_/            /_/
LARGE CAP VALUE EQUITY PORTFOLIO           /_/            /_/
SMALL CAP EQUITY PORTFOLIO                 /_/            /_/
INTERNATIONAL EQUITY PORTFOLIO             /_/            /_/

--------------------------------------------------------------------------------
Check any of the following if you would like additional information about a particular plan or services sent to you.

/_/   AUTOMATIC INVESTMENT PLAN  /_/   SYSTEMATIC WITHDRAWAL PLAN

--------------------------------------------------------------------------------


CERTIFICATIONS AND SIGNATURE(S) - PLEASE SIGN EXACTLY AS REGISTERED UNDER "ACCOUNT REGISTRATION."

   I have received and read the Prospectus for The Rodney Square Strategic Equity Fund and agree to its terms; I am of legal age. I understand that the shares offered by this Prospectus are not deposits of, or guaranteed by, Wilmington Trust Company or any other bank, nor are the shares insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. I further understand that investment in these shares involves investment risks, including possible loss of principal. If a corporate customer, I certify that appropriate corporate resolutions authorizing investment in The Rodney Square Strategic Equity Fund have been duly adopted.

   I certify under penalties of perjury that the Social Security number or taxpayer identification number shown above is correct. Unless the box below is checked, I certify under penalties of perjury that I am not subject to backup withholding because the Internal Revenue Service (a) has not notified me that I am as a result of failure to report all interest or dividends, or (b) has notified me that I am no longer subject to backup withholding. The certifications in this paragraph are required from all nonexempt persons to prevent backup withholding of 31% of all taxable distributions and gross redemption proceeds under the federal income tax law.


/_/   Check here if you are subject to backup withholding.

Signature                                                   Date
          ------------------------------------------------       ---------------
Signature                                                   Date
          ------------------------------------------------       ---------------

Check one: /_/ Owner          /_/ Trustee      /_/ Custodian   /_/ Other

--------------------------------------------------------------------------------
IDENTIFICATION OF SERVICE ORGANIZATION

We authorize PFPC and Rodney Square Distributors, Inc. ("RSD") in the case of transactions by telephone, to act as our agents in connection with transactions authorized by this order form.

Service Organization Name and Code                         /_//_//_//_//_/

Branch Address and Code                                    /_//_//_/

Representative or Other Employee Code                      /_//_//_//_/

Authorized Signature of
   Service Organization                                  Telephone (  )
                        ---------------------------------           ------------

[LOGO]

     the RODNEY SQUARE
         STRATEGIC EQUITY FUND

APPLICATION FOR TELEPHONE REDEMPTION OPTION
--------------------------------------------------------------------------------

Telephone redemption permits redemption of fund shares by telephone, with proceeds directed only to the fund account address of record or to the bank account designated below. For investments by check, telephone redemption is available only after these shares have been on the Fund's books for 10 days.

This form is to be used to add or change the telephone redemption option on your Rodney Square Strategic Equity Fund account(s).
--------------------------------------------------------------------------------
ACCOUNT INFORMATION
      Portfolio Name(s):
                         -------------------------------------------------------
      Fund Account Number(s):
                            ----------------------------------------------------
                           (Please provide if you are a current account holder:) REGISTERED IN THE NAME(S) OF:
                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

   REGISTERED ADDRESS:
                                ------------------------------------------------

NOTE: If this form is not submitted together with the application, a corporate resolution must be included for accounts registered to other than an individual, a fiduciary or partnership.

--------------------------------------------------------------------------------
REDEMPTION INSTRUCTIONS


      /_/   Add               /_/ Change

CHECK ONE OR MORE.


      /_/   Mail proceeds to my fund account  address of record (must be $10,000 or less and address must be established for a minimum of 60 days)
      /_/   Mail proceeds to my bank
      /_/   Wire proceeds to my bank (minimum $1,000)
      /_/   All of the above

Telephone redemption by wire can be used only with financial institutions that are participants in the Federal Reserve Bank Wire System. If the financial institution you designate is not a Federal Reserve participant, telephone redemption proceeds will be mailed to the named financial institution. In either case, it may take a day or two, upon receipt for your financial institution to credit your bank account with the proceeds, depending on its internal crediting procedures
--------------------------------------------------------------------------------

BANK INFORMATION -- PLEASE COMPLETE THE FOLLOWING INFORMATION ONLY IF PROCEEDS MAILED/WIRED TO YOUR BANK WAS SELECTED. A VOIDED BANK CHECK MUST BE ATTACHED TO THIS APPLICATION.

   Name of Bank
                          ------------------------------------------------------
   Bank Routing Transit #
                          ------------------------------------------------------
   Bank Address
                          ------------------------------------------------------
   City/State/Zip
                          ------------------------------------------------------
   Bank Account Number
                          ------------------------------------------------------
   Name(s) on Bank Account
                          ------------------------------------------------------

--------------------------------------------------------------------------------

AUTHORIZATIONS
  By electing the telephone redemption option, I appoint PFPC my agent to redeem shares of any designated Rodney Square Fund when so instructed by telephone. This power will continue if I am disabled or incapacitated. By granting this power, I understand that PFPC may be contacted, on my apparent behalf, by impostors. In view of this risk, I further understand and agree that PFPC plans to follow reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall include sending proceeds of telephone redemption requests only to my account address of record, or to the bank listed above. Proceeds in excess of $10,000 will be sent only to my predesignated bank. By signing below, I agree on behalf of myself, my successors and assigns not to hold PFPC, any of its affiliates, or any Rodney Square Fund responsible for acting under the powers I have given PFPC, provided the aforementioned precautionary procedures are duly followed. I also agree that all account and registration information I have given will remain the same unless I instruct PFPC otherwise in writing, accompanied by a signature guarantee. If I want to terminate this agreement, I will give PFPC at least ten days notice in writing. If PFPC or the Rodney Square Funds want to terminate this agreement, they will give me at least ten days notice in writing.

  ALL OWNERS ON THE ACCOUNT MUST SIGN BELOW AND OBTAIN SIGNATURE GUARANTEE(S).



    ----------------------------------        ----------------------------------
    Signature of Individual Owner              Signature of Joint Owner (if any)


  -----------------------------------------------------------------------------
  Signature of Corporate Officer, Trustee or other -- please include your title

You must have a signature(s) guaranteed by an eligible institution acceptable to PFPC, such as a bank, broker/dealer, clearing agency or savings association that is a participant in a medallion program recognized by the Securities Transfer Association. A Notary Public is not an acceptable guarantor. For more information on signature guarantees, see "Redemption of Shares" in the Prospectus.

                         SIGNATURE GUARANTEE(S) (stamp)

                                    TRUSTEES
                                  Eric Brucker
                                 Fred L. Buckner
                               Robert J. Christian
                                John J. Quindlen
                                  Nina M. Webb

                                ----------------


                                    OFFICERS
                         Robert J. Christian, President
                          Nina M. Webb, Vice President
                   John J. Kelley, Vice President & Treasurer
                         Carl M. Rizzo, Esq., Secretary
                     Mary Jane Maloney, Assistant Secretary
                     John C. McDonnell, Assistant Treasurer


                                ----------------


                               INVESTMENT ADVISER
                            Wilmington Trust Company
                               Rodney Square North
                               1100 N. Market St.
                            Wilmington, DE 19890-0001


                                ----------------

                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809

                                ----------------

                                   DISTRIBUTOR
                        Rodney Square Distributors, Inc.
                               Rodney Square North
                               1100 N. Market St.
                            Wilmington, DE 19890-0001

                                ----------------

                     THE RODNEY SQUARE STRATEGIC EQUITY FUND


                               Rodney Square North
                            1100 North Market Street
                         Wilmington, Delaware 19890-0001


The Rodney Square Strategic Equity Fund (the "Fund"), an open-end management investment company, consists of four separate portfolios (the "Portfolios"): the Large Cap Growth Equity Portfolio, the Large Cap Value Equity Portfolio, the Small Cap Equity Portfolio, and the International Equity Portfolio. The Large Cap Growth Equity Portfolio seeks superior long-term growth of capital by investing principally in large cap U.S. equity securities that are judged by the Portfolio's adviser, Wilmington Trust Company ("WTC" or "Adviser"), to possess strong growth characteristics. The Large Cap Value Equity Portfolio seeks superior long-term growth of capital by investing in large cap U.S. equity securities that are judged by WTC to be undervalued in the marketplace relative to underlying profitability. The Small Cap Equity Portfolio seeks superior long-term growth of capital by investing in small cap U.S. equity securities that are judged by WTC to possess strong growth characteristics or to be undervalued by the marketplace relative to underlying profitability. The International Equity Portfolio seeks superior long-term capital appreciation by investing primarily in equity securities of issuers located outside the United States.

--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION

                                  June 29, 1998


--------------------------------------------------------------------------------

      This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's current Prospectus, dated June 29, 1998. A copy of the current Prospectus may be obtained without charge, by writing to Rodney Square Distributors, Inc. ("RSD"), Rodney Square North, 1100 North Market Street, Wilmington, DE 19890-0001 and from certain institutions such as banks or broker-dealers that have entered into servicing agreements ("Service Organizations") with RSD or by calling (800) 336-9970.

                                TABLE OF CONTENTS

SECTION                                                                PAGE

INVESTMENT POLICIES.......................................................1

INVESTMENT LIMITATIONS....................................................5

TRUSTEES AND OFFICERS.....................................................6

WILMINGTON TRUST COMPANY..................................................8

THE SUB-ADVISERS..........................................................8

INVESTMENT ADVISORY SERVICES..............................................9

ADMINISTRATION AND ACCOUNTING SERVICES...................................10

DISTRIBUTION AGREEMENT...................................................11

REDEMPTIONS..............................................................11

PORTFOLIO TRANSACTIONS...................................................12

NET ASSET VALUE AND DIVIDENDS............................................14

PERFORMANCE INFORMATION..................................................14

TAXES....................................................................20

DESCRIPTION OF THE FUND..................................................23

OTHER INFORMATION........................................................24

FINANCIAL STATEMENTS.....................................................24

APPENDIX.................................................................A-1

                               INVESTMENT POLICIES

      The following information supplements the information concerning the Portfolios' investment objectives, policies and limitations found in the Prospectus.

GENERAL

      WTC allocates responsibility for investment management of the Large Cap Growth Equity Portfolio, the Large Cap Value Equity Portfolio and the Small Cap Equity Portfolio to its growth and value equity teams. The investment philosophy of the growth equity team, which is responsible for the management of the Large Cap Growth Equity Portfolio and a portion of the Small Cap Equity Portfolio, is to invest in fast growing companies using both fundamental security analysis along with quantitative valuation techniques. The value equity team, which is responsible for the management of the Large Cap Value Equity Portfolio and a portion of the Small Cap Equity Portfolio, uses a disciplined stock valuation process to develop individual stock price targets from its fundamental assessments of future company profitability. The International Equity Portfolio is managed by three sub-advisers selected by WTC, each of which employs a different investment strategy. See "The Sub-Advisers" below.

      The Large Cap Growth Equity Portfolio is designed to offer long-term investors who are willing to assume the associated risks the opportunity to participate in a professionally managed, diversified portfolio of large cap U.S. equity (or related) securities. For these purposes, "superior" long-term growth of capital means that which would exceed the long-term growth of capital from an investment in the securities comprising the Russell 1000 Growth Index (assuming the reinvestment of dividends and capital gain distributions).

      The Large Cap Value Equity Portfolio is designed to offer long-term investors who are willing to assume the associated risks the opportunity to participate in a professionally managed, diversified portfolio of large cap U.S. equity (or related) securities. For these purposes, "superior" long-term growth of capital means that which would exceed the long-term growth of capital from an investment in the securities comprising the Russell 1000 Value Index (assuming the reinvestment of dividends and capital gain distributions).

      The Small Cap Equity Portfolio is designed to offer long-term investors who are willing to assume the associated risks the opportunity to participate in a professionally managed, diversified portfolio of small cap U.S. equity (or related) securities. For these purposes, "superior" long-term growth of capital means that which would exceed the long-term growth of capital from an investment in the securities comprising the Russell 2000 Index (assuming the reinvestment of dividends and capital gain distributions).

      The International Equity Portfolio is designed to offer long-term investors who are willing to assume the associated risks the opportunity to participate in a professionally managed, diversified portfolio of equity securities (including convertible securities) of issuers located outside the United States. For these purposes, "superior" long-term growth of capital means that which would exceed the long-term growth of capital from an investment in the securities comprising the Morgan Stanley Capital International Europe, Australasia & Far East Index (assuming the reinvestment of dividends and capital gain distributions).

ALL PORTFOLIOS

      CONVERTIBLE SECURITIES. Each Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable non-convertible securities. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

      The value of a convertible security is a function of its "investment value" (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

      HEDGING STRATEGIES. Each Portfolio may engage in certain hedging strategies involving options, futures and, in the case of the International Equity Portfolio, forward currency exchange contracts. These hedging strategies are described in detail in the Appendix.

      ILLIQUID SECURITIES. A Portfolio may not purchase or otherwise acquire any security or invest in a repurchase agreement with respect to any securities if, as a result, more than 15% of the Portfolio's net assets (taken at current value) would be invested in illiquid securities. For purposes of this limitation, repurchase agreements not entitling the holder to payment of principal within seven days and securities that are illiquid by virtue of legal or contractual restrictions on resale ("restricted securities") or the absence of a readily available market are considered illiquid. Restricted securities that are actively traded in the institutional market are not subject to the 15% limit. A Portfolio may not, however, invest more that 10% of its total assets in restricted equity securities that do not have a readily available market. All or a portion of the value of the instrument underlying an over-the-counter option may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement a Portfolio may have to close out the option before expiration. With respect to the International Equity Portfolio, illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid.

      Restricted securities may be sold only in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 ("1933 Act") or in a registered public offering. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse before the Portfolio may sell the security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it initially decided to sell the security.

      In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. These instruments are often restricted securities because the securities are either themselves exempt from registration or sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

      To facilitate the increased size and liquidity of the institutional markets for unregistered securities, the SEC adopted Rule 144A under the 1933 Act. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resale of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Portfolio, however, could affect adversely the marketability of such portfolio securities, and a Portfolio might be unable to dispose of such securities promptly or at reasonable prices.

      The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to WTC pursuant to guidelines approved by the Board. WTC monitors the liquidity of 144A securities in each Portfolio's portfolio and reports periodically on such decisions to the Trustees. WTC takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that made quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers for the security and (5) the nature of the security and how trading is effected (E.G., the time needed to sell the security, how offers are solicited and the mechanics of the transfer).

      LOANS OF PORTFOLIO SECURITIES. Each Portfolio may from time to time lend its portfolio securities to brokers, dealers and financial institutions. Such loans will in no event exceed one-third of the Portfolio's total assets and will be secured by collateral in the form of cash or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, which at all times while the loan is outstanding will be maintained in an amount at least equal to the current market value of the loaned securities. The Portfolio will retain all or a portion of the interest received on the investment of cash collateral or will receive a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities will pass to the borrower, the Portfolio will retain the right to call a loan at any time on reasonable notice, and will do so to exercise voting rights, or rights to consent, on any matter materially affecting the investment. The Portfolio may also call these loans in order to sell the securities.

      The primary risk involved in lending securities is a financial failure by the borrower. In such a situation, the borrower might be unable to return the loaned securities at a time when the value of the collateral has fallen below the amount necessary to replace the loaned securities. The borrower would be liable for the shortage, but a Portfolio would be an unsecured creditor with respect to such shortage and might not be able to recover all or any of it. In order to minimize this risk, the Portfolios will make loans of securities only to firms deemed creditworthy by the Adviser and only when, in the judgment of the Adviser, the consideration that the Portfolios will receive from the borrower justifies the risk.

      CASH MANAGEMENT. With respect to no more than 15% of a Portfolio's total assets, the Adviser may hold cash and cash equivalents including high-quality money market instruments and money market funds in order to manage cash flow in the Portfolio. Certain of these instruments are described below.

      MONEY MARKET FUNDS. Each Portfolio may invest in the securities of other open-end investment companies that seek to maintain a stable net asset value ("Money Market Funds"). Each Portfolio may invest in such securities within the limits prescribed by the Investment Company Act of 1940 ("1940 Act"). These limitations currently provide, in part, that a Portfolio may purchase shares of an investment company unless (a) such a purchase would cause the Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Portfolio to have more than 5% of its total assets invested in the investment company or more than 10% of its total assets invested in the aggregate in all such investment companies. In addition to a Portfolio's expenses (including the various fees), as a shareholder in a Money Market Fund, the Portfolio would bear its PRO RATA portion of the Money Market Fund's expenses (including fees).

      U.S. GOVERNMENT OBLIGATIONS. Each Portfolio may invest in U.S. Government obligations, including direct obligations of the U.S. Government (such as Treasury bills, notes and bonds) and obligations issued by U.S. Government agencies and instrumentalities. Such securities may include Government National Mortgage Association ("GNMA") mortgage-backed certificates and other U.S. Government obligations representing ownership interests in mortgage pools, such as securities issued by the Federal National Mortgage Association ("FNMA") and by the Federal Home Loan Mortgage Corporation ("FHLMC"). In the case of obligations not backed by the full faith and credit of the United States, the Portfolios must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

      COMMERCIAL PAPER. Each Portfolio may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Portfolios may invest only in commercial paper rated A-1 or higher by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), and/or Prime-1 by Moody's Investors Service, Inc. ("Moody's").

      BANK OBLIGATIONS. Each Portfolio may invest in obligations of U.S. banks including certificates of deposit, time deposits and bankers' acceptances.

INTERNATIONAL EQUITY PORTFOLIO

      EUROPEAN AND AMERICAN DEPOSITORY RECEIPTS. The International Equity Portfolio may invest in foreign securities by purchasing European Depository Receipts ("EDRs"), American Depository Receipts ("ADRs") and other securities convertible into equity securities of foreign issuers. It is possible that these securities will not be denominated in the same currency as the securities into which they may be converted. In general, EDRs, in bearer form, are designed for use in European securities markets, while ADRs, in registered form, are designed for use in U.S. securities markets.

      INVESTMENTS IN INVESTMENT COMPANIES. In addition to investing in Money Market Funds, the International Equity Portfolio may invest in securities of open-end and closed-end investment companies that invest primarily in the equity securities of issuers in countries where it is impossible of impractical to invest directly. Such investments will be subject to the limits described above that apply to investments in Money Market Funds. In addition to the Portfolio's expenses (including the various fees), as a shareholder in another open-end or closed-end investment company, the Portfolio would bear its PRO RATA portion of the other investment company's expenses (including fees).

                             INVESTMENT LIMITATIONS

      The investment limitations described below are fundamental and may not be changed with respect to any Portfolio without the affirmative vote of the lesser of (i) 67% or more of the shares of the affected Portfolio present at a shareholders' meeting if holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolio.

      Each Portfolio will not as a matter of fundamental policy:

      1. with respect to 75% of the Portfolio's total assets, invest more than 5% of the value of its total assets in the securities of any one issuer, except debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government obligations"); for purposes of this limitation, repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S.
Government obligations;

      2. with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Portfolio;

      3. borrow money, except for temporary or emergency purposes, and then in an aggregate amount not in excess of 10% of the Portfolio's total assets;

      4. purchase securities (other than U.S. Government obligations), if such purchase would cause more than 25% of the aggregate market value of the total assets of the Portfolio at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry;

      5. act as underwriter of the securities issued by others, except to the extent that the purchase of securities in accordance with the Portfolio's investment objective and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting;

      6. issue senior securities, except to the extent permitted by the Investment Company Act of 1940 (the "1940 Act");

      7. purchase or sell real estate, but this limitation shall not prevent the Portfolio from investing in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

      8. purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Portfolio may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or

      9. make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with the Portfolio's investment objectives and policies and the entry into repurchase agreements may be deemed to be loans.

      The following non-fundamental policies have been adopted by the Board of Trustees with respect to each Portfolio and may be changed by the Board of Trustees without shareholder approval. As a matter of non-fundamental policy, each Portfolio will not:

      1. purchase or otherwise acquire any security or invest in a repurchase agreement with respect to any securities if, as a result, more than 15% of the Portfolio's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market;

      2. purchase securities on margin except to obtain such credits as may be necessary for the clearance of the purchases and sales of securities, or make short sales, unless by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions; or

      3. purchase securities while borrowings in excess of 5% of the Portfolio's total assets are outstanding.

      Whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, that percentage shall be determined, or that standard shall be applied, immediately after the Portfolio's acquisition of the security or other asset. Accordingly, any later increase or decrease resulting from a change in the market value of a security or in the Portfolio's net or total assets will not cause the Portfolio to violate a percentage limitation. Similarly, any later change in quality, such as a rating downgrade or the delisting of a warrant, will not cause the Portfolio to violate a quality standard.

      "Value" for the purposes of all investment limitations shall mean the value used in determining a Portfolio's net asset value.

      A Portfolio may as a fundamental policy invest all of its investable assets (cash, securities and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Portfolio for purposes of implementing a master-feeder structure, notwithstanding any other investment policy of the Portfolio.

                              TRUSTEES AND OFFICERS

      The Fund has a Board, presently composed of five Trustees, that supervises the Portfolios' activities and reviews contractual arrangements with companies that provide the Portfolios with services. The Fund's Trustees and officers are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. With the exception of Nina M. Webb, all persons named as Trustees also serve in similar capacities for The Rodney Square Fund, The Rodney Square Tax-Exempt Fund, and The Rodney Square Strategic Fixed-Income Fund. Those Trustees who are "interested persons" of the Fund (as defined in the 1940 Act) by virtue of their positions with WTC are indicated by an asterisk (*).

ERIC BRUCKER, School of Management, University of Michigan, Dearborn, MI 48128, Trustee, age 56, has been Dean of the School of Management at the University of Michigan since June 1992. He was Professor of Economics, Trenton State College from September 1989 through June 1992. He was Vice President for Academic Affairs, Trenton State College, from September 1989 through June 1991. From 1976 until September 1989, he was Dean of the College of Business and Economics and Chairman of various committees at the University of Delaware. He is also a member of the Detroit Economic Club, Financial Executive Institute and Leadership Detroit.

FRED L. BUCKNER, 5 Hearth Lane, Greenville, DE 19807, Trustee, age 66, has retired as President and Chief Operating Officer of Hercules Incorporated (diversified chemicals), positions he held from March 1987 through March 1992. He also served as a member of the Hercules Incorporated Board of Directors from 1986 through March 1992.

*ROBERT J. CHRISTIAN, Rodney Square North, 1100 N. Market St., Wilmington, DE 19890-0001, President and Trustee, age 49, has been Chief Investment Officer of WTC since February 1996 and Director of Rodney Square Management Corporation ("RSMC") since February 1996. He was Chairman and Director of PNC Equity Advisors Company, and President and Chief Investment Officer of PNC Asset Management Group, Inc. from 1994 to 1996. He was Chief Investment Officer of PNC Bank, N.A. from 1992 to 1996, Director of Provident Capital Management from 1993 to 1996 and Director of Investment Strategy PNC Bank, N.A. from 1989 to 1992. He is also a Trustee of LaSalle University and a member of the Board of Governors for the Pennsylvania Economy League.

JOHN J. QUINDLEN, 313 Southwinds, 1250 Southwinds Blvd., Vero Beach, FL. 32963, Trustee, age 66, has retired as Senior Vice President-Finance of E.I. du Pont de Nemours and Company, Inc. (diversified chemicals), a position he held from 1984 to December 1993. He also served as Chief Financial Officer of E.I. du Pont de Nemours and Company, Inc. from 1984 through June 1993. He also serves as a director of St. Joe Paper Co. and a Trustee of Kalmar Pooled Investment Trust.

*NINA M. WEBB, CFA, Rodney Square North, 1100 N. Market St., Wilmington, DE 19890-0001, Vice President and Trustee, age 44, has been an Equity Portfolio Manager at WTC since March 1987. A Chartered Financial Analyst, she previously was employed by the University of Delaware as Senior Investment Analyst (1985-86), Investment Analyst (1982-85), and Accountant
(1976-82).

JOHN J. KELLEY, 400 Bellevue Parkway, Wilmington, DE 19809, Vice President and Treasurer, age 38, has been Vice President of PFPC Inc. ("PFPC") since January 1998. He was a Vice President of RSMC from 1995 to January 1998 and an Assistant Vice President of RSMC from 1989 to 1995.

CARL M. RIZZO, ESQ., Rodney Square North, 1100 N. Market Street, Wilmington, DE 19890-0001, Secretary, age 46, was appointed Vice President of RSMC in July, 1996. From 1995 to 1996 he was Assistant General Counsel of Aid Association for Lutherans (a fraternal benefit association); from 1994 to 1995 Senior Associate Counsel of United Services Automobile Association (an insurance and financial services firm); and from 1987 to 1994 Special Counsel or Attorney-Adviser with a federal government agency.

      The fees of the Trustees who are not "interested persons" of the Fund, as defined in the 1940 Act ("Independent Trustees"), are paid by the Portfolios. The Portfolios may also reimburse Independent Trustees for expenses incurred in attending meetings of the Board. The following table shows the fees paid during calendar 1997 to the Independent Trustees for their services to the Fund and to the Rodney Square Family of Funds. On March 31, 1998, the Trustees and officers of the Fund, as a group, owned beneficially, or may be deemed to have owned beneficially, less than 1% of the outstanding shares of the Large Cap Growth Equity Portfolio.

                               1997 TRUSTEES FEES

                         TOTAL FEES FROM      TOTAL FEES FROM THE RODNEY
INDEPENDENT TRUSTEE         THE FUND            SQUARE FAMILY OF FUNDS
-------------------         --------            ----------------------

Eric Brucker                 $1,950                    $12,700

Fred L. Buckner              $1,950                    $12,700

John J. Quindlen             $1,950                    $12,700

                            WILMINGTON TRUST COMPANY

      The Investment Adviser to the Fund, WTC, is a state-chartered bank organized as a Delaware corporation in 1903. WTC is a wholly owned subsidiary of Wilmington Trust Corporation, a publicly held bank holding company. The Fund benefits from the experience, conservative values and special heritage of WTC. WTC is a financially strong bank and enjoys a reputation for providing exceptional consistency, stability and discipline in managing both short-term and long-term investments. WTC is Delaware's largest full-service bank and, with more than $114.4 billion in trust, custody and investment management assets, WTC ranks among the nation's leading money management firms. As of December 31, 1997, the trust department of WTC had $38.4 billion in discretionary assets under management. WTC is engaged in a variety of investment advisory activities, including the management of collective investment pools, and has nearly a century of experience managing the personal investments of high net-worth individuals. Its current roster of institutional clients includes several Fortune 500 companies. In addition to serving as Investment Adviser to the Fund, WTC manages over $3.8 billion in fixed income assets and $1.4 billion in equity assets for various other institutional clients. Certain departments in WTC engage in investment management activities that utilize a variety of investment instruments such as futures contracts, options and forward contracts. Of course, there can be no guarantee that a Portfolio will achieve its investment objective or that WTC will perform its services in a manner which would cause it to satisfy its objective. WTC is also Custodian of the Fund's assets.

      Several affiliates of WTC are also engaged in the investment advisory business. Wilmington Trust FSB, a wholly owned subsidiary of Wilmington Trust Corporation, exercises investment discretion over certain institutional accounts. Wilmington Brokerage Services Company, another wholly owned subsidiary of WTC, is a registered investment adviser and a registered broker-dealer.

                                THE SUB-ADVISERS

      The International Equity Portfolio utilizes a multi-manager configuration, with each sub-adviser following a different investment approach in investing in non-U.S. companies with attractive return potential. Each of the current sub-advisers employs a fundamentally driven investment process that includes varying levels of both top-down economic analysis at the country level and bottom-up stock selection within markets, as well as varying degrees of quantitative analysis of issuers, industries, countries and regional markets. The Portfolio typically maintains representation across a broad range of countries, but will tend to have weightings that significantly differ from international stock indexes, such as the Morgan Stanley Capital International Europe, Australasia & Far East Index (the "EAFE Index"). The Portfolio also may have significant exposure to emerging markets not represented in the EAFE Index, such as Mexico, Indonesia and Thailand. Because country allocations may differ from those of the EAFE Index, the Portfolio's returns may significantly deviate from those of the EAFE Index.

      The sub-advisers to the Portfolio are:

      Clemente Capital, Inc. ("Clemente") - A theme-oriented international manager investing in companies with favorable growth characteristics that will be positively influenced by global and regional trends.

      Scudder Kemper Investments, Inc. ("Scudder Kemper") - Uses a very heavy emphasis on research to identify companies benefiting from favorable global themes, a positive economic climate conducive to growth in their area of operation, or unique situations.

      Invista Capital Management, Inc. ("Invista") - Takes a long-term, value-oriented approach that focuses on the intrinsic value of companies within particular industries or sectors and seeks to purchase stock in target companies at a discount to their intrinsic value.

                          INVESTMENT ADVISORY SERVICES

      ADVISORY AGREEMENTS. WTC serves as Investment Adviser to each Portfolio pursuant to an Advisory Agreement with the Fund. Under the Advisory Agreement, WTC directs the investments of each Portfolio in accordance with that Portfolio's investment objectives, policies and limitations. In addition, WTC recommends sub-advisers for the International Equity Portfolio, allocates assets among the sub-advisers, and monitors and evaluates the sub-advisers' performance.

      For WTC's services under the Advisory Agreement, the Large Cap Growth Equity Portfolio and the Large Cap Value Equity Portfolio each pays WTC a monthly fee at an annual rate of 0.55% of the Portfolio's average daily net assets. The Small Cap Equity Portfolio and the International Equity Portfolio each pays WTC a monthly fee at an annual rate of 0.60% and 0.65%, respectively, of the Portfolio's average daily net assets for WTC's services under the Advisory Agreement.

      Under the Advisory Agreement, the Fund, on behalf of the Portfolios, assumes responsibility for paying all Fund expenses other than those expressly stated to be payable by WTC. Such expenses include without limitation: (a) fees payable for administrative services; (b) fees payable for accounting services;
(c) the cost of obtaining quotations for calculating the value of the assets of the Portfolios; (d) interest and taxes; (e) brokerage commissions, dealer spreads and other costs in connection with the purchase and sale of securities;
(f) compensation and expenses of its Trustees other than those who are "interested persons" of the Fund (as defined in the 1940 Act); (g) legal and audit expenses; (h) fees and expenses related to the registration and qualification of the Fund and its shares for distribution under state and federal securities laws; (i) expenses of typesetting, printing and mailing reports, notices and proxy material to shareholders of the Fund, (j) all other expenses incidental to holding meetings of the Fund's shareholders, including proxy solicitations therefor; (k) premiums for fidelity bond and other insurance coverage; (l) the Fund's association membership dues; (m) expenses of typesetting for printing prospectuses; (n) expenses of printing and distributing prospectuses to existing shareholders; (o) out-of-pocket expenses incurred in connection with the provision of custodial and transfer agency services; (p) service fees payable by each Portfolio to the Distributor for providing personal services to the shareholders of each Portfolio and for maintaining shareholder accounts for those shareholders; (q) distribution fees; and (r) such non-recurring expenses as may arise, including costs arising from threatened actions, actions, suits and proceedings to which the Fund is a party and the legal obligation which the Fund may have to indemnify its Trustees and officers with respect thereto.

      The Advisory Agreement provides that WTC shall not be liable to the Fund or to any shareholder of the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Portfolios, in the absence of WTC's willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties under the Agreement.

      The Advisory Agreement continues in effect from year to year as long as its continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees.

      The Advisory Agreement terminates automatically in the event of its assignment. The Agreement is also terminable (i) by the Fund (by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of each Portfolio), without payment of any penalty, on 60 days' written notice to WTC; or (ii) by WTC on 60 days' written notice to the Fund.

      Prior to February 23, 1998, the Large Cap Growth Equity Portfolio was managed by two different portfolio advisers. For the fiscal years ended December 31, 1997, December 31, 1996 and December 31, 1995, the Portfolio paid RSMC advisory fees in the amounts of $840,071, $706,321 and $640,522, respectively, and RSMC paid the portfolio advisers.

      SUB-ADVISORY AGREEMENTS. Scudder Kemper, Clemente and Invista serve as sub-advisers to the International Equity Portfolio pursuant to sub-advisory agreements ("Sub-Advisory Agreements"). For services furnished pursuant to each Sub-Advisory Agreement, WTC (not the Portfolio) pays each sub-adviser a monthly portfolio management fee at an annual rate of 0.50% of the average daily net assets under the sub-adviser's management.

      Each Sub-Advisory Agreement provides that the sub-adviser has discretionary investment authority (including the selection of brokers and dealers for the execution of the Portfolio's portfolio transactions) with respect to the portion of the Portfolio's assets allocated to it by WTC, subject to the restrictions of the 1940 Act, the Internal Revenue Code of 1986, as amended, applicable state securities laws, applicable statutes and regulations of foreign jurisdictions, the Portfolio's investment objective, policies and restrictions and the instructions of the Trustees and WTC.

      Each Sub-Advisory Agreement provides that the sub-adviser will not be liable for any action taken, omitted or suffered to be taken except if such acts or omissions are the result of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Agreements continue in effect from year to year so long as continuance of each such Agreement is approved at least annually
(i) by the vote of a majority of the Independent Trustees at a meeting called for the purpose of voting on such approval and (ii) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio. Each Sub-Advisory Agreement terminates automatically in the event of its assignment and is terminable on written notice by the Fund (without penalty, by action of the Board of Trustees or by vote of a majority of the Portfolio's outstanding voting securities) or by WTC or the sub-adviser. Each Agreement provides that written notice of termination must be provided sixty days prior to the termination date, absent mutual agreement for a shorter notice period.

                     ADMINISTRATION AND ACCOUNTING SERVICES

      Under an Administration and Accounting Services Agreement with the Fund, PFPC, 400 Bellevue Parkway, Wilmington, Delaware 19809, performs certain administrative and accounting services for the Fund. These services include preparing shareholder reports, providing statistical and research data, assisting WTC in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Portfolios. In addition, PFPC prepares and files various reports with the appropriate regulatory agencies and prepares materials required by the SEC or any state securities commission having jurisdiction over the Fund. The accounting services performed by PFPC for the Portfolios include determining the net asset value per share of each Portfolio and maintaining records relating to the Portfolios' securities transactions.

      The Administration and Accounting Services Agreement provides that PFPC and its affiliates shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or its Portfolios in connection with the matters to which the Administration and Accounting Services Agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on their part in the performance of their obligations and duties under the Administration and Accounting Services Agreement.

      Under a Secretarial Services Agreement with the Fund, RSMC performs certain corporate secretarial services on behalf of the Portfolios. These services include supplying office facilities, non-investment related statistical and research data, and executive and administrative services; preparing and distributing all materials necessary for meetings of the Trustees and shareholders of the Fund; and preparing and arranging for filing, printing, and distribution of proxy materials and post-effective amendments to the Fund's registration statement. WTC pays RSMC for the provision of these services out of its advisory fee.

      Prior to February 23, 1998, RSMC provided administrative and accounting services for the Large Cap Growth Equity Portfolio. For the fiscal years ended December 31, 1997, December 31, 1996 and December 31, 1995, RSMC was paid administration fees amounting to $75,606, $63,569 and $57,647, respectively. For each of the fiscal years ended December 31, 1997, December 31, 1996 and December 31, 1995, RSMC was paid an accounting services fee of $45,000.

                             DISTRIBUTION AGREEMENT


      RSD serves as the Distributor of the Portfolios' shares pursuant to a Distribution Agreement with the Fund effective February 23, 1998. For the fiscal years ended December 31, 1997, 1996 and 1995, RSD received from the Fund underwriting commissions of $7,700, $4,544 and $5,691, respectively. Under the current Distribution Agreement, RSD receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of shares of the Portfolios.


      Pursuant to the terms of the Distribution Agreement, RSD is granted the right to sell shares of the Portfolios as agent for the Fund.

      The Distribution Agreement provides that RSD, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the Agreement, will not be liable to the Fund or its shareholders for losses arising in connection with the sale of Portfolio shares.

      The Distribution Agreement continues in effect from year to year as long as its continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment. The Agreement is also terminable without payment of any penalty (i) by the Fund (by vote of a majority of the Trustees of the Fund who are not interested persons of the Fund or by vote of a majority of the outstanding voting securities of the Fund) on sixty
(60) days' written notice to RSD; or (ii) by RSD on sixty (60) days' written notice to the Fund.

                                   REDEMPTIONS

      To ensure proper authorization before redeeming shares of the Portfolios, PFPC may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and tax waivers required in some states when settling estates.

      Clients of WTC who have purchased shares through their trust accounts at WTC and clients of Service Organizations who have purchased shares through their accounts with those Service Organizations should contact WTC or the Service Organization prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, PFPC requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. THESE PROCEDURES ARE FOR THE PROTECTION OF SHAREHOLDERS AND SHOULD BE FOLLOWED TO ENSURE PROMPT PAYMENT. Redemption requests must not be conditional as to date or price of the redemption. Redemption proceeds will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Fund will act as quickly as possible to minimize delay.

      The value of shares redeemed may be more or less than the shareholder's cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding. (See "Dividends, Other Distributions and Taxes" in the Prospectus.)

      A shareholder's right to redeem shares and to receive payment therefor may be suspended when (a) the New York Stock Exchange (the "Exchange") is closed other than for customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Portfolio's securities or to determine the value of the net assets of a Portfolio, or (d) ordered by a governmental body having jurisdiction over the Fund for the protection of the Fund's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the affected Portfolio may withdraw their requests for redemption or may receive payment based on the net asset value of the Portfolio next determined after the suspension is lifted.

      The Fund reserves the right, if conditions exist that make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the net asset value of the applicable Portfolio. If payment is made in securities, a shareholder may incur transaction expenses in converting those securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares solely in cash if the redemption requests are made by one shareholder account up to the lesser of $250,000 or 1% of the net assets of the Portfolio during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

                             PORTFOLIO TRANSACTIONS

      Purchases and sales of portfolio securities on a securities exchange are effected by brokers, and the Portfolios pay brokerage commissions for this service. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. During the fiscal years ended December 31, 1997, 1996 and 1995, the Large Cap Growth Equity Portfolio paid total brokerage commissions of $57,925, $59,691 and $116,972, respectively.


      The primary objective of WTC and, with respect to the International Equity Portfolio, each sub-adviser in placing orders on behalf of the Portfolios for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible broker-dealers and, where commission rates are negotiable, at competitive rates. In selecting a broker or dealer to execute a portfolio transaction, WTC and the sub-advisers consider, among other things,
(i) the price of the securities to be purchased or sold; (ii) the rate of the commission or the amount of the mark-up to be charged; (iii) the size and difficulty of the order; (iv) the reliability, integrity, financial condition, general execution and operational capability of any competing broker or dealer; and (v) the quality of the execution and research services provided by the broker or dealer to the Fund and to other discretionary accounts advised by WTC and its affiliates or the sub-advisers and their affiliates.


      WTC and the sub-advisers cannot readily determine the extent to which commission rates or net prices charged by broker-dealers reflect the value of their research services. In such cases, WTC and the sub-advisers receive services they otherwise might have had to perform themselves. The research services provided by brokers or dealers can be useful to WTC and the sub-advisers in serving their other clients, as well as in serving the Fund. Conversely, information provided to WTC and the sub-advisers by brokers or dealers who have executed transaction orders on behalf of other WTC clients or other clients of the sub-advisers may be useful to WTC and the sub-advisers in providing services to the Fund. During the fiscal year ended December 31, 1997, the Large Cap Growth Equity Portfolio paid $22,228 in brokerage commissions, involving transactions in the amount of $13,246,387 to brokers because of research services provided. These commissions paid amounted to 38.37% of the Portfolio's aggregate brokerage commissions for the fiscal period. During the fiscal year ended December 31, 1996, the Portfolio paid $20,783 in brokerage commissions, involving transactions in the amount of $10,917,379 to brokers because of research services provided. These commissions paid amounted to 34.82% of the Portfolio's aggregate brokerage commissions for the year. The Portfolios may purchase and sell portfolio securities to and from dealers who provide the Portfolios with research services. Portfolio transactions, however, will not be directed by the Portfolios to dealers solely on the basis of research services provided.

      In order to obtain the best net results, WTC and each sub-adviser may conduct brokerage transactions on behalf of the Portfolios with a broker that is an affiliate of WTC or a sub-adviser. The Fund's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

      Some of the sub-advisers' and WTC's other clients have investment objectives and policies similar to those of the Portfolios. Occasionally, WTC and the sub-advisers may make recommendations to other clients which result in their purchasing or selling securities simultaneously with the Portfolios. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. When two or more clients are simultaneously engaged in the purchase or sale of the same security and if the entire order cannot be made in a single order, the securities are allocated among clients in a manner believed to be equitable to each. If two or more of the clients of WTC or the sub-advisers simultaneously purchase or sell the same security, WTC and the sub-advisers allocate the prices and amounts according to a formula considered by the officers of each affected investment company and by the officers of WTC and its affiliates to be equitable to each account. While in some cases this practice could have a detrimental effect upon the price or the value of the security as far as the Portfolios are concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Portfolios.

      On occasion, some of the other accounts advised by WTC and the sub-advisers may have investment objectives and policies that are dissimilar to those of the Portfolios, causing WTC and the sub-advisers to buy a security for one account while simultaneously selling the security for another account. In accordance with applicable SEC regulations, one account may sell a security to another account. It is the policy of WTC and the sub-advisers not to favor one account over another in placing purchase and sale orders. However, there may be circumstances when purchases or sales for one or more accounts will have an adverse effect on other accounts.

      PORTFOLIO TURNOVER. The portfolio turnover rate is calculated by dividing the lesser of a Portfolio's annual purchases or sales of portfolio securities for the particular fiscal year by the monthly average value of the portfolio securities owned by the Portfolio during the year, excluding securities whose maturity or the expiration date at the time of acquisition was one year or less. A Portfolio's turnover rate is not a limiting factor when WTC or a sub-adviser considers making a change in the Portfolio's holdings.


      The frequency of portfolio transactions and a Portfolio's turnover rate will vary from year to year depending on market conditions. The portfolio turnover rate of the Large Cap Growth Equity Portfolio for the years ended December 31, 1997 and 1996 was 28.05% and 34.84%, respectively. The portfolio turnover rate for the other Portfolios is expected to be less than 100%.

                          NET ASSET VALUE AND DIVIDENDS

      NET ASSET VALUE. The net asset value per share of each Portfolio is determined by dividing the value of the Portfolio's net assets by the total number of Portfolio shares outstanding. This determination is made by PFPC as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) each day the Fund is open for business. The Fund is open for business on days when the Exchange, PFPC and the Philadelphia branch office of the Federal Reserve are open for business ("Business Day").

      In valuing a Portfolio's assets, a security listed on the Exchange (and not subject to restrictions against sale by the Portfolio on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Portfolio on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers' National Market System, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the Nasdaq Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the Nasdaq Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.


      Trading in securities on European and Far Eastern securities exchanges and over-the-counter market is normally completed well before the close of business on each Business Day. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not Business Days and on which the International Equity Portfolio's net asset value is not calculated and investors will be unable to buy or sell shares of the Fund. Calculation of the Portfolio's net asset value does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when the Portfolio's net asset value is calculated, such securities may be valued at fair value as determined in good faith by or under the direction of the Board of Trustees.


      DIVIDENDS. Dividends from each Portfolio's net investment income and distributions of (1) net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by each Portfolio, after deducting any available capital loss carryovers, and
(2) in the case of the International Equity Portfolio, net gains realized from foreign currency transactions are declared and paid to its shareholders annually.

                             PERFORMANCE INFORMATION

      The performance of a Portfolio may be quoted in terms of its total return in advertising and other promotional materials ("performance advertisements"). Performance data quoted represents past performance and is not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance of each Portfolio will vary based on changes in market conditions and the level of the Portfolio's expenses. Effective February 23, 1998, WTC became the Investment Adviser of the Large Cap Growth Equity Portfolio. Prior to February 23, 1998, the Large Cap Growth Equity Portfolio was managed by two different portfolio advisers who followed different investment styles and sought to achieve its objective by investing at least 65% of its total assets in equity securities without regard to the market capitalization of the issuers of such securities. As described in the Prospectus, the Large Cap Value Equity Portfolio may advertise performance figures of the Value Stock Fund, a collective investment fund, the International Equity Portfolio may advertise performance figures of the International Stock Fund, another collective investment fund, and the Small Cap Equity Portfolio may advertise performance figures of the Small Cap Stock Fund, another collective investment fund.

      TOTAL RETURN CALCULATIONS. From time to time, a Portfolio may advertise its average annual total return. A Portfolio's average annual total return is calculated according to the following formula:

            P (1 + T)n     =     ERV

            where:   P     =     hypothetical initial payment of $1,000

                     T     =     average annual total return

                     n     =     number of years

                     ERV   =     ending redeemable value at end of the period of
                                 a hypothetical $1,000 payment made at the beginning of that period.

      The time periods used are based on rolling calendar quarters, updated to the last day of the most recent calendar quarter prior to submission of the advertisement for publication. Average annual total return, or "T" in the formula above, is computed by finding the average annual compounded rate of return over the period that would equate the initial amount invested to the ending redeemable value ("ERV"). In calculating average annual total return, all dividends and other distributions by a Portfolio are assumed to have been reinvested at net asset value on the reinvestment date during the period.

      The following table reflects the Large Cap Growth Equity Portfolio's standardized average annual total returns for the periods stated below:

                        LARGE CAP GROWTH EQUITY PORTFOLIO
                           AVERAGE ANNUAL TOTAL RETURN


       1 YEAR              5 YEARS              10 YEARS
        ENDED                ENDED                ENDED
    DEC. 31, 1997        DEC. 31, 1997        DEC. 31, 1997
    -------------        -------------        -------------

       27.50%               18.39%               17.43%


      While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Portfolio's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Portfolio.

      Each Portfolio may also include in its performance advertisements total return quotations that are not calculated according to the formula set forth above ("non-standardized total return"). For example, the Portfolios may quote unaveraged or cumulative total returns in performance advertisements which reflect the change in the value of an investment in the Portfolio over a stated period. PFPC calculates cumulative total return for each Portfolio for a specific period of time by assuming an initial investment of $1,000 in shares of the Portfolio and the reinvestment of dividends and other distributions. PFPC then determines the percentage rate of return on the hypothetical $1,000 investment by: (i) subtracting the value of the investment at the beginning of the period from the value of the investment at the end of the period; and (ii) dividing the remainder by the beginning value. The Large Cap Growth Equity Portfolio's cumulative total return was, for the fiscal year ended December 31, 1997: 27.50%; for the five years ended December 31, 1997: 132.55%; and for the ten years ended December 31, 1997: 398.52%.

      Average annual and cumulative total returns for the Portfolios may be quoted as a dollar amount, as well as a percentage, and may be calculated for a series of investments or a series of redemptions, as well as for a single investment or a single redemption, over any time period. Total returns may be broken down into their components of income and capital gain (including capital gain distributions and changes in share price) to illustrate the relationship of those factors and their contributions to total return.

      The following table shows the income and capital elements of the Large Cap Growth Equity Portfolio's total return and compares them to the cost of living (as measured by the Consumer Price Index) over the same periods. During the periods quoted, interest rates and stock prices fluctuated widely; the table should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in the Portfolio today.

      During the ten years ended December 31, 1997, a hypothetical $10,000 investment in the Large Cap Growth Equity Portfolio would have been worth $49,793, assuming the reinvestment of all distributions.

                        LARGE CAP GROWTH EQUITY PORTFOLIO

                   CHANGES IN $10,000 HYPOTHETICAL INVESTMENT


               Value of    Value of     Value of                   Increase in
               Initial    Reinvested   Reinvested                 Cost of Living
Period Ended   $10,000      Income     Capital Gain                 (Consumer
 DECEMBER 31  INVESTMENT   DIVIDENDS   DISTRIBUTIONS  TOTAL VALUE  PRICE INDEX)
 -----------  ----------   ---------   -------------  -----------  ------------

    1997       $25,532       $908         $23,353       $49,793       40.1%

    1996       $22,963       $817         $15,275       $39,055       37.5%

    1995       $20,800       $740         $9,891        $31,431       33.1%

    1994       $18,088       $643         $5,743        $24,474       29.8%

    1993       $19,582       $696         $4,252        $24,530       26.4%

    1992       $18,590       $661         $2,160        $21,411       23.0%

    1991       $18,734       $666         $  810        $20,210       19.5%

    1990       $13,847       $417         $   15        $14,279       15.9%

    1989       $15,078       $300            -          $15,378        9.3%

    1988       $12,007       $ 87            -          $12,094        4.4%


      Explanatory Note: A hypothetical initial investment of $10,000 on December 31, 1987, together with the aggregate cost of reinvested dividends and capital gain distributions for the entire period covered (their cash value at the time they were reinvested), would have amounted to $30,280. If dividends and capital gain distributions had not been reinvested, the total value of the investment in the Portfolio over time would have been smaller, and cash payments for the period would have amounted to $493 for income dividends and $14,119 for capital gain distributions. Without fee waivers from the Portfolio's service providers and expense reimbursements by WTC, the Portfolio's returns would have been lower.

      The Portfolios may also from time to time along with performance advertisements, present their investments in the form of a "Schedule of Investments" included in the Annual Report to the shareholders of the Fund. A copy of the Annual Report to the Fund's Shareholders as of and for the fiscal year ended December 31, 1997, is attached hereto and incorporated by reference.

      COMPARISON OF PORTFOLIO PERFORMANCE. A comparison of the quoted performance offered for various investments is valid only if performance is calculated in the same manner. Since there are many methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Portfolio with performance quoted with respect to other investment companies or types of investments.

      In connection with communicating its performance to current or prospective shareholders, a Portfolio also may compare performance figures to the performance of other mutual funds tracked by mutual fund rating services, to unmanaged indexes or unit investment trusts with similar holdings or to individual securities.

      From time to time, in marketing and other literature, a Portfolio's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. (an organization which provides performance ranking information for broad classes of mutual funds), Lipper Analytical Services, Inc. ("Lipper") (a mutual fund research firm which analyzes over 1,800 mutual funds), CDA Investment Technologies, Inc. (an organization which provides mutual fund performance and ranking information), Morningstar, Inc. (an organization which analyzes over 2,400 mutual funds) and other independent organizations. When Lipper's tracking results are used, a Portfolio will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Rankings may be listed among one or more of the asset-size classes as determined by Lipper. When other organizations' tracking results are used, a Portfolio will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

      Because the assets in all funds are always changing, a Portfolio may be ranked within one asset-size class at one time and in another asset-size class at some other time. In addition, the independent organization chosen to rank a Portfolio in marketing and promotional literature may change from time to time depending upon the basis of the independent organization's categorizations of mutual funds, changes in the Portfolio's investment policies and investments, the Portfolio's asset size and other factors deemed relevant. Advertisements and other marketing literature will indicate the time period and Lipper asset-size class or other performance ranking company criteria, as applicable, for the ranking in question.

      Evaluations of Portfolio performance made by independent sources may also be used in advertisements concerning the Portfolios, including reprints of, or selections from, editorials or articles about the Portfolios. Sources for performance information and articles about the Portfolios may include the following:

ASIAN WALL STREET JOURNAL, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA INVESTMENT TECHNOLOGIES, INC., an organization that provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indexes.

CHANGING  TIMES,  THE  KIPLINGER   MAGAZINE,   a  monthly  investment   advisory
publication  that  periodically   features  the  performance  of  a  variety  of
securities.

CONSUMER DIGEST, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

FINANCIAL TIMES, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

FINANCIAL WORLD, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

FORBES, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

THE FRANK RUSSELL COMPANY, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

GLOBAL  INVESTOR,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

INVESTMENT COMPANY DATA, INC., an independent organization that provides performance ranking information for broad classes of mutual funds.

INVESTOR'S DAILY, a daily newspaper that features financial, economic, and business news.

LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, a weekly publication of industry-wide mutual fund averages by type of fund.

MONEY, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole. MUTUAL FUND VALUES, a biweekly Morningstar, Inc. publication that provides ratings of mutual funds based on fund performance, risk and portfolio characteristics.

MUTUAL FUND VALUES,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  Fund  performance,   risk  and  portfolio
characteristics.

THE NEW YORK TIMES, a nationally distributed newspaper that regularly covers financial news.

PERSONAL INVESTING NEWS, a monthly news publication that often reports on investment opportunities and market conditions.

PERSONAL INVESTOR, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indexes and portfolio holdings.

SUCCESS, a monthly magazine targeted to the world of entrepreneurs and growing businesses, often featuring mutual fund performance data.

USA TODAY, a national daily newspaper.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

WIESENBERGER INVESTMENT COMPANIES SERVICES, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

      In advertising the performance of the Portfolios, the performance of a Portfolio may also be compared to the performance of unmanaged indexes of securities in which the Portfolio invests or to unit investment trusts ("UITs") that hold the same type of securities in which the Portfolio invests.

                                      TAXES

      GENERAL. Each Portfolio is treated as a separate corporation for federal income tax purposes. To qualify or continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), each Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and, in the case of the International Equity Portfolio, net gains from certain foreign currency transactions) and must meet several additional requirements. For each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income
(including gains from options, futures and forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other
RICs) of any one issuer.

      If a Portfolio failed to qualify for treatment as a RIC in any taxable year, it would be subject to tax on its taxable income at corporate rates and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

      DISTRIBUTIONS. Each Portfolio will be subject to a nondeductible 4% excise tax (the "Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income and capital gain net income for that year, plus certain other amounts. For this and other purposes, dividends and other distributions declared in December of any year and payable to shareholders of record on a date in that month will be deemed to have been paid by the Portfolio and received by its shareholders on December 31 if they are paid by the Portfolio during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls.

      It is anticipated that all or a portion of the dividends from the net investment income of each Portfolio other than the International Equity Portfolio will qualify for the dividends-received deduction allowed to corporations. The qualifying portion may not exceed the aggregate dividends received by the Portfolio from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.
Moreover, the dividends-received deduction will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed and will be eliminated if those shares are deemed to have been held for less than 46 days. Distributions of net short-term capital gain and net capital gain are not eligible for the dividends-received deduction.

      Any loss realized by a shareholder on the redemption of shares within six months from the date of their purchase will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions to that shareholder with respect to those shares.

      Distributions by a Portfolio from net investment income or capital gains will result in a reduction in the net asset value of its shares. If a distribution reduces the net asset value below a shareholder's cost basis, the distribution nevertheless will be taxable to the shareholder even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Thus, investors purchasing shares just prior to a distribution will receive a partial return of their investment upon the distribution that nevertheless will be taxable to them.

      If a Portfolio makes a distribution to shareholders in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder's tax basis and thereafter as capital gain.

      FOREIGN SECURITIES. Dividends and interest received, and gains realized, by the International Equity Portfolio may be subject to income, withholding or other taxes imposed by foreign countries or U.S. possessions (collectively, "foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      If more than 50% of the value of the International Equity Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations, the Portfolio will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to benefit from any foreign tax credit or deduction that is available with respect to foreign taxes paid by the Portfolio. If the election is made, the Portfolio will treat those taxes as dividends paid to its shareholders and each shareholder (1) will be required to include in gross income, and treat as paid by the shareholder, a proportionate share of those taxes, (2) will be required to treat that share of those taxes and of any dividend paid by the Portfolio that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources and (3) may either deduct the taxes deemed paid by the shareholder in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. The Portfolio will report to its shareholders shortly after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election. If the Portfolio makes this election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

      The International Equity Portfolio may invest in the stock of passive foreign investment companies ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Portfolio is a U.S. shareholder -- that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If the Portfolio acquires stock in a PFIC and holds the stock beyond the end of the year of acquisition, the Portfolio will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain from disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

      If the International Equity Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain, even if they are not distributed to the Portfolio by the QEF; those amounts most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.

      The International Equity Portfolio may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Portfolio's adjusted basis therein as of the end of that year. Pursuant to the election, the Portfolio also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Portfolio for prior taxable years. The Portfolio's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder.

      HEDGING TRANSACTIONS. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and foreign currency contracts derived by a Portfolio with respect to its business of investing in securities qualify as permissible income under the Income Requirement.

      Futures and foreign currency contracts that are subject to section 1256 of the Code (other than such contracts that are part of a "mixed straddle" with respect to which a Portfolio has made an election not to have the following rules apply) ("Section 1256 Contracts") and that are held by a Portfolio at the end of its taxable year generally will be "marked-to-market" (that is, deemed to have been sold for their market value) for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. As of the date of this Statement of Additional Information, it is not entirely clear whether that 60% portion will qualify for the reduced maximum tax rates on non-corporate taxpayers' net capital gain enacted by the Taxpayer Relief Act of 1997 -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months. However, technical corrections legislation passed by the House of Representatives late in 1997 would clarify that the lower rates apply. Section 1256 Contracts also may be marked-to-market for purposes of the Excise Tax.

      Section 988 of the Code also may apply to forward currency contracts and options on foreign currencies. Under section 988, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The International Equity Portfolio attempts to monitor its section 988 transactions to minimize any adverse tax impact.

      Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which a Portfolio may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Under section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Portfolio makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Portfolio of straddle transactions are not entirely clear.

      If a Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by a Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

      The foregoing tax discussion is a summary included for general informational purposes only. Each shareholder is advised to consult its own tax adviser with respect to the specific tax consequences to it of an investment in a Portfolio, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

                             DESCRIPTION OF THE FUND


      The Fund is a diversified open-end series investment company organized as a Massachusetts business trust on August 19, 1986. The Fund's capital consists of an unlimited number of shares of beneficial interest, $0.01 par value. The shares  of each  Portfolio  that  are  issued  by the Fund  are  fully  paid and non-assessable.  The assets of the Fund  received  for the  issuance  or sale of
Portfolio shares and all income, earnings, profits and proceeds therefrom, subject only to the right of creditors, are allocated to the respective Portfolio and constitute the underlying assets of that Portfolio. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust authorizes the creation of multiple series and classes of shares, and provides for indemnification out of the assets of the applicable Portfolio of any shareholder held personally liable solely by virtue of ownership of shares of the series. The Declaration of Trust also provides that the applicable series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss because of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. WTC believes that, in view of the above, the risk of personal liability to shareholders is remote.


      The Fund's Declaration of Trust further provides that the Trustees will not be liable for neglect or wrongdoing provided they have exercised reasonable care and have acted in the reasonable belief that their actions are in the best interest of the Fund, but nothing in the Declaration of Trust protects or indemnifies a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


      The Declaration of Trust provides that the Fund will continue indefinitely unless a majority of the shareholders of the Fund or a majority of the shareholders of the affected Portfolio approve: (a) the sale of the Fund's assets or the Portfolio's assets to another diversified open-end management investment company; or (b) the liquidation of the Fund or the Portfolio. The Declaration of Trust further provides, however, that the Board of Trustees may take the actions specified in (a) or (b) if a majority of the Trustees determine that the continuation of a Portfolio or the Trust is not in the best interests of the Portfolio or the Trust or their respective shareholders as a result of factors or events adversely affecting the ability of the Portfolio or the Trust to conduct its business and operations in an economically viable manner. In the event of the liquidation of the Fund or the Portfolio, affected shareholders are entitled to receive the assets of the Fund or Portfolio that are available for distribution.


                                OTHER INFORMATION

      INDEPENDENT AUDITORS. Ernst & Young LLP, Suite 4000, 2001 Market Street, Philadelphia, PA 19103, serves as the Fund's independent auditors, providing services which include (1) audit of the annual financial statements for the Portfolios, (2) assistance and consultation in connection with SEC filings and
(3) preparation of the annual federal and state income tax returns filed on behalf of each Portfolio.

      The financial statements and financial highlights of the Large Cap Growth Equity Portfolio appearing or incorporated by reference in the Fund's Prospectus, this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, to the extent indicated in their report thereon also appearing elsewhere herein and in the Registration Statement or incorporated by reference. Such financial statements have been included herein or incorporated herein by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

      LEGAL COUNSEL. Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, DC 20036, serves as counsel to the Fund and has passed upon the legality of the shares offered by the Prospectus and this Statement of Additional Information.


      CUSTODIANS AND  SUB-CUSTODIANS.  WTC, Rodney Square North,  1100 N. Market
Street, Wilmington, DE 19890-0001, serves as the Custodian to the Large Cap Growth Equity Portfolio, the Large Cap Value Equity Portfolio, and the Small Cap Equity Portfolio. Bankers Trust Company serves as custodian of the International Equity Portfolio. PNC Bank, National Association, 1600 Market Street, Philadelphia, Pennsylvania 19103, serves as the Sub-Custodian of the Large Cap Growth Equity Portfolio, the Large Cap Value Equity Portfolio and the Small Cap Equity Portfolio.


      TRANSFER AGENT. PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as the Fund's Transfer Agent and Dividend Paying Agent.

                              FINANCIAL STATEMENTS


      The Schedule of Investments as of December 31, 1997; the Statement of Assets and Liabilities as of December 31, 1997; the Statement of Operations for the fiscal year ended December 31, 1997; the Statement of Changes in Net Assets for the fiscal year ended December 31, 1997 and for the fiscal year ended December 31, 1996; the Financial Highlights of the Large Cap Growth Equity Portfolio for the fiscal years ended December 31, 1997, 1996, 1995, 1994 and 1993; and the Notes to the Financial Statements and the Report of Independent Auditors, each of which is included in the Annual Report to the Shareholders of the Large Cap Growth Equity Portfolio (formerly the Rodney Square Multi-Manager Fund - Growth Portfolio) as of and for the fiscal year ended December 31, 1997 are attached hereto and incorporated herein.

                                    APPENDIX

            OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES

REGULATION OF THE USE OF OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES. As discussed in the Prospectus, in managing a Portfolio, WTC or the sub-advisers may engage in certain options, futures and forward currency contract strategies for certain bona fide hedging, risk management or other portfolio management purposes. Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options, futures and forward currency contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded. The Board of Trustees has adopted investment guidelines (described below) reflecting these regulations.

      In addition to the products, strategies and risks described below and in the Prospectus, WTC expects to discover additional opportunities in connection with options, futures and forward currency contracts. These new opportunities may become available as WTC develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures and forward currency contracts are developed. WTC may utilize these opportunities to the extent they are consistent with each Portfolio's investment objective and limitations and permitted by applicable regulatory authorities. The registration statement for the Portfolios will be supplemented to the extent that new products and strategies involve materially different risks than those described below and in the Prospectus.

COVER REQUIREMENTS. The Portfolios will not use leverage in their options, futures, and in the case of the International Equity Portfolio, their forward currency contract strategies. Accordingly, the Portfolios will comply with guidelines established by the SEC with respect to coverage of these strategies by either (1) setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the Fund's custodian in the prescribed amount; or (2) holding securities or other options or futures contracts whose values are expected to offset ("cover") their obligations thereunder. Securities, currencies, or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of the Portfolio's assets could impede portfolio management, or the Portfolio's ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES. With the exception of the International Equity Portfolio, a Portfolio may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction. The International Equity Portfolio may purchase and write (sell) options only on securities and securities indices that are traded on foreign exchanges.

      Each Portfolio may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Portfolio to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Portfolio either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

      Each Portfolio may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables the Portfolio to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Portfolio below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Portfolio realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

      Each Portfolio may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, the Portfolio may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the adviser's judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which a Portfolio purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

      Each Portfolio may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the Portfolio declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the Portfolio. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Portfolio will be obligated to sell the security at less than its market value.

      Each Portfolio may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Portfolio will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the Portfolio would expect to suffer a loss.

      Each Portfolio may purchase put and call options and write covered put and call options on indexes in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of a index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which a Portfolio invests. Perfect correlation is not possible because the securities held or to be acquired by the Portfolio will not exactly match the composition of indexes on which options are purchased or written.

      Each Portfolio may purchase and write covered straddles on securities or indexes. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. The Portfolio would enter into a long straddle when the adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered "cover" for both the put and the call. The Portfolio would enter into a short straddle when the adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, the Portfolio will set aside cash and/or liquid, unencumbered securities in a segregated account with its custodian equivalent in value to the amount, if any, by which the put is "in-the-money," that is, that amount by which the exercise price of the put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

      Each Portfolio may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indexes ("index warrants"). An index warrant is usually issued by a bank or other financial institution and gives the Portfolio the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if a Portfolio holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, the Portfolio will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the Portfolio holds a put warrant and the value of the underlying index falls, the Portfolio will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The Portfolio holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; the Portfolio holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If the Portfolio does not exercise an index warrant prior to its expiration, then the Portfolio loses the amount of the purchase price that it paid for the warrant.

      Each Portfolio will normally use index warrants as it may use index options. The risks of the Portfolio's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Portfolio's ability to exercise the warrants at any time or in any quantity.

OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, each Portfolio has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:

            (1) each Portfolio will write only covered options, and each such option will remain covered so long as the Portfolio is obligated thereby; and

            (2) no Portfolio will write options (whether on securities or securities indexes) if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. A Portfolio may effectively terminate its right or obligation under an option by entering into a closing transaction. If a Portfolio wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the Portfolio may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, a Portfolio may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit a Portfolio to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If a Portfolio is unable to effect a closing purchase transaction with respect to options it has acquired, the Portfolio will have to allow the options to expire without recovering all or a portion of the option premiums paid. If a Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the Portfolio may experience material losses due to losses on the option transaction itself and in the covering securities.

      In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

      (1) The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general market conditions. For this reason, the successful use of options depends upon the adviser's ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

      (2) Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by the Portfolio is exercised or unless a closing transaction is effected with respect to that position, the Portfolio will realize a loss in the amount of the premium paid and any transaction costs.

      (3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options.
            Although the Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

      (4) With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is "in-the-money" (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If the Portfolio writes a call option on an index, the Portfolio will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If the Portfolio holds an index option and exercises it before the closing index value for that day is available, the Portfolio runs the risk that the level of the underlying index may subsequently change.

      (5) A Portfolio's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs; however, the Portfolio also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

FUTURES AND RELATED OPTIONS STRATEGIES. Each Portfolio may engage in futures strategies for certain non-trading bona fide hedging, risk management and portfolio management purposes.

      Each Portfolio may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of the Portfolio's securities holdings. To the extent that a portion of a Portfolio's holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if a Portfolio correctly anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of the Portfolio's holdings. A Portfolio may purchase index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities which may then be purchased in an orderly fashion. This strategy may minimize the effect of all or part of an increase in the market price of securities that a Portfolio intends to purchase. A rise in the price of the securities should be in part or wholly offset by gains in the futures position.

      As in the case of a purchase of an index futures contract, a Portfolio may purchase a call option on an index futures contract to hedge against a market advance in securities that the Portfolio plans to acquire at a future date. The Portfolio may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by the Portfolio. This is analogous to writing covered call options on securities. The Portfolio also may purchase put options on index futures contracts. The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by the Portfolio.

      The International Equity Portfolio may sell foreign currency futures contracts to hedge against possible variations in the exchange rates of foreign currencies in relation to the U.S. dollar. In addition, the Portfolio may sell foreign currency futures contracts when a sub-adviser anticipates a general weakening of foreign currency exchange rates that could adversely affect the market values of the Portfolio's foreign securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk to the Portfolio of a reduction in market value caused by foreign currency exchange rate variations and, by so doing, provide an alternative to the liquidation of securities positions and resulting transaction costs. When a sub-adviser anticipates a significant foreign currency exchange rate increase while intending to invest in a security denominated in that currency, the Portfolio may purchase a foreign currency futures contract to hedge against that increase pending completion of the anticipated transaction. Such a purchase would serve as a temporary measure to protect the Portfolio against any rise in the foreign exchange rate that may add additional costs to acquiring the foreign security position. The Portfolio may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. The Portfolio may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a security denominated in that currency. The Portfolio may purchase put options on foreign currency futures contracts as a partial hedge against a decline in the foreign exchange rates or the value of its foreign portfolio securities. The Portfolio may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

FUTURES AND RELATED OPTIONS GUIDELINES. In view of the risks involved in using the futures strategies that are described above, each Portfolio has adopted the following investment guidelines to govern its use of such strategies. These guidelines may be modified by the Board of Trustees without shareholder vote.

            (1)   The   Portfolio   will   engage   only  in   covered   futures
                  transactions, and each such transaction will remain covered so long as the Portfolio is obligated thereby.

            (2) The Portfolio will not write options on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indexes), together with the value of assets used to cover all outstanding futures positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, a Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value. This amount is known as "initial margin." When writing a call or a put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to a Portfolio upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Portfolio may be required by a futures exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as "marking to market." For example, when a Portfolio purchases a contract and the value of the contract rises, the Portfolio receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, a Portfolio is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the futures transaction, but rather represents a daily settlement of a Portfolio's obligations to or from a clearing organization.

      Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for the Portfolio to close a position and, in the event of adverse price movements, the Portfolio would have to make daily cash payments of variation margin (except in the case of purchased options). However, if futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

      In considering a Portfolio's use of futures contracts and related options, particular note should be taken of the following:

      (1) Successful use by a Portfolio of futures contracts and related options will depend upon the adviser's ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position. In addition, if a Portfolio has insufficient cash, it may have to sell assets to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, a Portfolio may need to sell assets at a time when such sales are disadvantageous to the Portfolio. If the price of the futures contract moves more than the price of the underlying securities, a Portfolio will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

      (2)   In  addition  to the  possibility  that  there  may be an  imperfect correlation,  or no correlation at all,  between price  movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market. Such speculative activity in the futures market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

      (3) Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although each Portfolio intends to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, a Portfolio would continue to be required to make variation margin payments.

      (4) Like options on securities, options on futures contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.

      (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Portfolio purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Portfolio when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.

      (6) As is the case with options, a Portfolio's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, a Portfolio also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

SPECIAL RISKS RELATED TO FOREIGN CURRENCY OPTIONS AND FUTURES CONTRACTS

      Options and futures contracts on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The value of a foreign currency option or futures contract depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the International Equity Portfolio's position in a foreign currency option or currency contract may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options or futures transactions, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) at prices that are less favorable than for round lots.

      There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (that is, less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options or futures markets until they reopen.

      As with other options and futures positions, the International Equity Portfolio's ability to establish and close out such positions in foreign currencies is subject to the maintenance of a liquid secondary market. Trading of some such positions is relatively new. Although the Portfolio will not purchase or write such positions unless and until, in WTC's opinion, the market for them has developed sufficiently to ensure that the risks in connection with such positions are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option or futures contract at any specific time. Moreover, the Portfolio will not enter into OTC options that are illiquid if, as a result, more than 15% of its net assets would be invested in illiquid securities.

      Settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Portfolio must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and it may be required to pay any fees, taxes and charges associated with such delivery that are assessed in the issuing country.

FORWARD CURRENCY CONTRACTS. The International Equity Portfolio may use forward currency contracts to protect against uncertainty in the level of future foreign currency exchange rates.

      The Portfolio may enter into forward currency contracts with respect to specific transactions. For example, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency or anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds or anticipates purchasing, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying transaction. The Portfolio will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

      The Portfolio also may hedge by using forward currency contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions or to increase its exposure to foreign currencies that WTC or the sub-advisers believe may rise in value relative to the U.S. dollar. For example, when WTC or the sub-advisers believe that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Portfolio's securities holdings denominated in such foreign currency.

      The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the security holding if the market value of the security exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Portfolio to sustain losses on these contracts and transaction costs. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, WTC and the sub-advisers believe that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

      At or before the maturity date of a forward contract requiring the Portfolio to sell a currency, the Portfolio may either sell a security holding and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

      The cost to the Portfolio of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

      Although the Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolio may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

The Financial Statements of the Registrant are incorporated herein by reference to the Annual Report to Shareholders filed with the Securities and Exchange Commission on March 4, 1998, Edgar Accession
0000893220-98-000493.

                  THE RODNEY SQUARE STRATEGIC EQUITY FUND

                           Items Required By Form N-1A

                           PART C - OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

   a. Financial Statements:

      Included in Part A of this Registration Statement:

      Financial Highlights for each of the ten years in the period ended December 31, 1997 for the Large Cap Growth Equity Portfolio

      Included in Part B of this Registration Statement through incorporation by reference to the Annual Report to Shareholders previously filed with the Securities and Exchange Commission on March 4, 1998, Edgar Accession No. 0000893220-98-000493:

            Investments,  December 31, 1997
            Statement of Assets and Liabilities, December 31, 1997 Statement of Operations for the fiscal year ended December 31,
               1997
            Statements of Changes  in Net  Assets  for the  fiscal  years  ended
               December 31, 1997 and December 31, 1996
            Financial Highlights for each of the five years in the period ended December 31, 1997
            Notes to Financial Statements
            Report of Independent Auditors

      Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

   b. Exhibits:

      1. (a) Declaration of Trust of the Registrant dated August 19, 1986 as Amended and Restated on November 10, 1986. (Incorporated by reference to Exhibit 1 to Pre-Effective Amendment No. 1 to this Registration Statement filed on November 12, 1986).

          (b) Amendment to Declaration of Trust of the Registrant dated December 29, 1986. (Incorporated by reference to Exhibit 1(b) to Pre-Effective Amendment No. 2 to this Registration Statement filed on January 28, 1987).

          (c) Amendment to Declaration of Trust of the Registrant dated February 15, 1993. (Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 9 to this Registration Statement filed on February 28, 1994).

          (d) Amendment to Declaration of Trust of the Registrant dated February 23, 1998 (Incorporated by reference to Exhibit 1 (d) to Post-Effective Amendment No. 15 to this Registration Statement filed on March 27, 1998).


          (e) Amendment to Declaration of Trust of the Registrant dated June 15, 1998 (filed herewith).

      2. Bylaws of the Registrant as Amended on May 20, 1987. (Incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 1 to this Registration Statement filed on July 31, 1987).

      3. Voting Trust Agreement - None.

      4. Instruments Defining the Rights of Shareholders:


          (a) Amended and Restated Declaration of Trust dated November 10, 1986 as Amended December 29, 1986 and February 15, 1993, February 23, 1998 and June 15, 1998. (Incorporated by reference to Exhibit 4
              (a) to Post-Effective Amendment No. 9 to this registration statement filed on February 28, 1994; to Exhibit No. 1 (d) to Post-Effective Amendment No. 15 to this Registration Statement filed on March 27, 1998 and to Exhibit 1(e) filed herewith.)


          (b) By-laws of the Registrant as Amended on May 20, 1987.(Incorporated by reference to Exhibit 4(b) to Post-Effective Amendment No. 9 to this Registration Statement filed on February 28, 1994.)

      5. (a) Advisory Agreement between the Registrant and Wilmington Trust Company dated February 23, 1998 (Incorporated by reference to Exhibit No. 5 to Post-Effective Amendment No. 15 to this Registration Statement filed March 27, 1998).


              (i) Amended Schedule A to Advisory Agreement dated February 23, 1998 between the Registrant and Wilmington Trust Company (filed herewith).

              (ii) Amended Schedule B to Advisory  Agreement  dated February 23,
                   1998 between the Registrant and Wilmington Trust Company (filed herewith).

          (b) Sub-Advisory Agreement between the Registrant on behalf of the International Equity Portfolio, Wilmington Trust Company and Clemente Capital, Inc. (filed herewith).

          (c) Sub-Advisory Agreement between the Registrant on behalf of the International Equity Portfolio, Wilmington Trust Company and Invista Capital Management, Inc. (filed herewith).

          (d) Sub-Advisory Agreement between the Registrant on behalf of the International Equity Portfolio, Wilmington Trust Company and Scudder Kemper Investments, Inc. (filed herewith).


      6. (a) Distribution Agreement between the Registrant and Rodney Square Distributors, Inc., dated February 23, 1998. (Incorporated by reference to Exhibit No. 6 (a) to Post-Effective Amendment No. 15 to this Registration Statement filed March 27, 1998).

          (b) Form of Selected Dealer Agreement between Rodney Square Distributors, Inc. and the broker-dealer as listed in Schedule B to the Agreement effective December 31, 1992. (Incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 9 to this Registration Statement filed on February 28, 1994).

      7.  Bonus, Profit Sharing or Pension Plans - None.

      8. (a) Custodian Agreement between the Registrant and Wilmington Trust Company dated January 30, 1987. (Incorporated by reference to
              Exhibit 8 to Post-Effective Amendment No. 1 to this Registration Statement filed on July 31, 1987).

          (b) Sub-Custodian Services Agreement dated February 2, 1998 between PNC Bank, National Association and Wilmington Trust Company as Custodian for the Registrant (filed herewith).

              (i) Fee Agreement dated February 2, 1998 between the Registrant, PNC Bank, National Association and Wilmington Trust Company (filed herewith).

          (c) Custodian Agreement between the Registrant on behalf of the International Equity Portfolio and Bankers Trust Company (to be filed).

      9. (a) Transfer Agency Services Agreement dated February 2, 1998 between the Registrant and PFPC Inc. (filed herewith).

              (i) Fee Agreement dated February 2, 1998 between Registrant and PFPC Inc. (filed herewith)

              (ii) Amended Exhibit A to Transfer Agency Services Agreement dated
                   February 2, 1998 between the Registrant and PFPC, Inc. (to be filed)

          (b) Administration and Accounting Services Agreement dated February 2, 1998 between the Registrant and PFPC Inc. (filed herewith).

              (i) Fee Agreement dated February 2, 1998 between Registrant and PFPC Inc. (filed herewith).

              (ii) Amended Exhibit A to Administration  and Accounting  Services
                   Agreement dated February 2, 1998 between the Registrant and PFPC, Inc. (to be filed).


          (c) Fund Secretarial Services Agreement between the Registrant and Rodney Square Management Corporation (Incorporated by reference to Exhibit No. 9 (c) to Post-Effective Amendment No. 15 to this Registration Statement filed March 27, 1998).

      10. (a) Opinion of Kirkpatrick & Lockhart LLP. (Opinion at the time of Fund creation filed with the Securities and Exchange Commission on or about February 23, 1987 under Rule 24f-2).


          (b) Opinion of  Kirkpatrick  & Lockhart  LLP with respect to Large Cap
              Value   Equity   Portfolio,   Small  Cap  Equity   Portfolio   and
              International Equity Portfolio (filed herewith).


      11. Consent of Ernst & Young L.L.P., independent auditors for Registrant (filed herewith).

      12. Financial Statements omitted from Part B - None.

      13. Letter of Investment Intent. (Incorporated by reference to Exhibit 13 to Pre-Effective Amendment No. 2 to this Registration Statement filed on January 28, 1987).

      14. Prototype Retirement Plan - None.

      15. Plan pursuant to Rule 12b-1 - None

      16. Schedule for Computation of Performance Quotations for Large Cap Growth Equity Portfolio. (Incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 15 to this Registration Statement filed on March 27, 1998).

      17. Financial Data Schedule (filed herewith).

      18. Plan adopted pursuant to Rule 18f-3 - None.



ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
------------------------------------------------------------------------

   a. Persons Controlled by Registrant:   None

   b. Persons who may be deemed to be under Common Control with Registrant in the event Wilmington Trust Company ("WTC") and/or Wilmington Trust Corporation ("WT Corp.") may be deemed to be a controlling person(s) of the Registrant:

      MUTUAL FUNDS
      ------------

      The Rodney Square Fund

      The Rodney Square Tax-Exempt Fund

      The Rodney Square Strategic Fixed-Income Fund

                                                                     % Held
                                                                    By WTC or
      CORPORATE ENTITY                          STATE OF ORG.       WT CORP.
      ----------------                          -------------       --------


      Wilmington Trust Company                  Delaware              100%
      Wilmington Trust FSB                      Federally Chartered   100%
      Wilmington Trust of Pennsylvania          Pennsylvania          100%
      Brandywine Insurance Agency, Inc.         Delaware              100%
      Brandywine Finance Corp.                  Delaware              100%
      Brandywine Life Insurance Company, Inc.   Delaware              100%
      Compton Realty Corporation                Delaware              100%
      Delaware Corp. Management                 Delaware              100%
      Drew-I Ltd.                               Delaware              100%
      Drew-VIII Ltd.                            Delaware              100%
      Holiday Travel Agency, Inc.               Delaware              100%
      Rockland Corporation                      Delaware              100%
      Rodney Square Distributors, Inc.          Delaware              100%
      Rodney Square Management Corporation      Delaware              100%
      Siobain VI, Ltd.                          Delaware              100%
      Siobain VIII, Ltd.                        Delaware              100%
      Wilmington Brokerage Services Company     Delaware              100%
      Wilmington Trust Commercial Services Co.  Maryland              100%
      WTC Corporate Services, Inc.              Delaware              100%
      100 West Tenth St. Corporation            Delaware              100%
      WT Investments Inc.                       Delaware              100%



      PARTNERSHIPS
      ------------

      Rodney Square Investors, L.P.


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES  (AS OF MAY 31, 1998):
---------------------------------------------------------------

             (1)                                        (2)

         TITLE OF CLASS                    NUMBER OF RECORD SHAREHOLDERS
         --------------                    -----------------------------

         Shares of beneficial interest
             $.01 par value

         Large Cap Growth Equity Portfolio               376

ITEM 27.  INDEMNIFICATION.
-------------------------

   Section 2 of Article X of the Registrant's Amended and Restated Declaration of Trust provides that the appropriate series of the Registrant will indemnify the Registrant's Trustees or officers ("covered persons") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by such persons in connection with any claim, action, suit or proceeding in which a covered person becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof; provided no covered persons shall be indemnified where there has been an adjudication, as described in Article X,
Section 2(b), that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. Article X, Section 2(c) provides that the Registrant may maintain insurance policies covering such rights of indemnification.

   Additionally, Article XI, Section 1 of the Declaration of Trust provides that the Trustees shall not be personally liable to any person extending credit to, contracting with or having any claim against the Registrant; except that nothing in the Declaration of Trust shall protect a Trustee against liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

   Section 2 of Article XI of the Declaration of Trust also provides that subject to the provisions of Article X and Article XI, Section 1, the Trustees shall not be liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

   Paragraph 8A of the Advisory Agreement between Wilmington Trust Company ("WTC") and the Registrant provides that WTC shall not be liable to the Registrant or to any shareholder of the Registrant for any act or omission in the course of rendering services under the contract, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Registrant. Paragraph 8B of the Advisory Agreement provides that no provision of the Agreement shall be construed to protect any Trustee or officer of the Fund, or the Adviser, from liability in violation of Sections 17(h), 17(i), 36(a) or 36(b) of the Investment Company Act of 1940, as amended ("1940 Act"). Paragraph 16 provides that obligations assumed by the Registrant pursuant to the Advisory Agreement shall be limited in all cases to the Registrant and its assets or a particular Portfolio and its assets, if liability relates to a particular Portfolio.

   Paragraph 11 of the Distribution Agreement between the Registrant and Rodney Square Distributors, Inc. ("RSD") provides that the Registrant agrees to indemnify and hold harmless RSD and each of its directors and officers and each person, if any, who controls RSD within the meaning of Section 15 of the Securities Act of 1933 (the "1933 Act") against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the 1933 Act or any other statute or common law, alleging any wrongful act of the Registrant or any of its employees or representatives, or based upon the grounds that the registration statements or other information filed or made public by the Registrant included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading. RSD, however, will not be indemnified to the extent that the statement or omission is based on information provided in writing by RSD. In no case is the indemnity of the Registrant in favor of RSD or any person indemnified to be deemed to protect RSD or any person against any liability to the Registrant or its security holders to which RSD or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement. Paragraph 11 of the Distribution Agreement is similar to Paragraph 8 of the Advisory Agreement.

   Paragraph 12 of the Transfer Agency Services Agreement between the Registrant and PFPC Inc. ("PFPC") provides that PFPC and its affiliates shall be held harmless from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, the Commodities Exchange Act, as amended and any state and foreign securities and blue sky laws, and amendments thereto), and expenses including (without limitation) attorneys' fees and disbursements arising directly or indirectly from any action or omission to act which PFPC takes at the request or on the direction of or in reliance on the advice of the Registrant or upon oral or written instructions or the acceptance, processing and/or negotiation of checks or other methods utilized for the purchase of shares of the Registrant in the absence of PFPC's or any of its affiliates, own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under such Agreement. Paragraph 12 of the Transfer Agency Agreement is similar to Paragraph 8 of the Advisory Agreement.

   Paragraph 12 of the Administration and Accounting Services Agreement between the Registrant and PFPC is similar to Paragraph 12 of the Transfer Agency Services Agreement.

   Insofar as indemnification for liability arising under the 1933 Act may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
--------------------------------------------------------------

   Wilmington  Trust  Company  ("WTC"),  a  Delaware   corporation,   serves  as
investment adviser to the Registrant. It currently manages large institutional accounts and collective investment funds.

   The directors and principal executive officer of the Adviser have held the following positions of a substantial nature in the past two years:

                            Business or Other Connections of Principal Executive
       NAME                    OFFICERS AND DIRECTORS OF REGISTRANTS ADVISER
       ----                 ----------------------------------------------------

Robert H. Bolling, Jr.      Owner, R.H. Bolling, Jr. P.E. (consulting
                            engineering firm)

Carolyn S. Burger           President and Chief Executive Officer of Bell
                            Atlantic-Delaware, Incorporated

Ted T. Cecala               Chairman and Chief Executive Officer, Wilmington
                            Trust Corporation and Wilmington Trust Company

                            Business or Other Connections of Principal Executive
       NAME                    OFFICERS AND DIRECTORS OF REGISTRANTS ADVISER
       ----                 ----------------------------------------------------

Richard R. Collins          Chairman, Collins, Incorporated (consulting firm for
                            various insurance industry associations and financial and non-financial companies); Retired
                            President, American Life Insurance Company

Charles S. Crompton, Esq.   Attorney, Partner, Potter Anderson & Corroon (law
                            firm)

H. Stewart Dunn, Jr., Esq.  Attorney, Partner, Ivins, Phillips & Barker (law
                            firm)

Edward B. du Pont           Private investor; Director, E. I. du Pont de Nemours
                            and Company, Incorporated; Retired Chairman,
                            Atlantic Aviation Corporation

Robert C. Forney            Retired Executive Vice President and Director, E. I.
                            du Pont de Nemours and Company, Incorporated

Thomas L. Gossage           Chairman and Chief Executive Officer, Hercules
                            Incorporated

Robert V.A. Harra, Jr.      President and Treasurer, Wilmington Trust
                            Corporation and Wilmington Trust Company

Andrew B. Kirkpatrick,      Of Counsel to, Morris, Nichols, Arsht & Tunnell (law
                            firm)

Rex L. Mears                President of Ray L. Mears & Sons, Inc. (farming
                            corporation)

Hugh E. Miller              Retired Executive, Formerly Vice Chairman, ICI
                            Americas, Inc.; was with parent Imperial Chemicals
                            Industries PLC for 20 years until 1990 including management positions in the United States and Europe

Stacey J. Mobley            Senior Vice President of Communications, E. I. du
                            Pont de Nemours and Company, Incorporated

Leonard W. Quill            Formerly Chairman and Chief Executive Officer,
                            Wilmington Trust Corporation and Wilmington Trust
                            Company

David P. Roselle            President, University of Delaware

Thomas P. Sweeney, Esq.     Attorney, Partner, Richards, Layton & Finger (law
                            firm)

Bernard J. Taylor, II       Retired Chairman and Chief Executive Officer,
                            Wilmington Trust Corporation and Wilmington Trust
                            Company

Mary Jornlin Theisen        Former New Castle County Executive

Robert W. Tunnell, Jr.      Managing Partner of Tunnell Companies, L.P., owner
                            and developer of real estate

ITEM 29.  PRINCIPAL UNDERWRITERS.
--------------------------------

   (a)  The Rodney Square Fund

        The Rodney Square Tax-Exempt Fund

        The Rodney Square Strategic Fixed-Income Fund

   (b)

(1)                      (2)                               (3)
Name and Principal       Position and Offices with         Positions and Offices
BUSINESS ADDRESS         RODNEY SQUARE DISTRIBUTORS, INC.  WITH REGISTRANT
----------------         --------------------------------  ---------------


James S. Gandolfo        President, Secretary,             None
1105 North Market Street Treasurer & Director
Wilmington, DE  19890


Robert J. Christian      Director                          President and
Trustee
Rodney Square North
1100 North Market Street
Wilmington, DE  19890

Nina M. Webb             Director                          Vice President and
Rodney Square North                                        Trustee
1100 North Market Street
Wilmington, DE  19890


   (c)  None.


Item 30.  Location of Accounts and Records.
------------------------------------------

   Certain  accounts,  books and other  documents  required to be  maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder and the records relating to the duties of the Registrant's transfer agent are maintained by PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809. Records relating to the duties of the Registrant's custodian are maintained by Wilmington Trust Company, Rodney Square North, 1100 North Market Street, Wilmington, Delaware 19890-0001 and PNC Bank, National Association 1600 Market Street, Philadelphia, Pennsylvania.


ITEM 31.  MANAGEMENT SERVICES.
-----------------------------

   Inapplicable.


ITEM 32.  UNDERTAKINGS.
----------------------

   Registrant hereby undertakes to furnish a copy of the Registrant's latest Annual Report to Shareholders to each person to whom a copy of the Registrant's Prospectus is delivered, upon request and without charge.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post Effective Amendment No. 17 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant further certifies that is has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington, and State of Delaware, on the 16th day of June, 1998.

                        THE RODNEY SQUARE STRATEGIC EQUITY FUND

                        By:   /s/ Carl M. Rizzo
                              ----------------------------------
                              Carl M. Rizzo, Secretary

      Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                           TITLE                   DATE
---------                           -----                   ----


/s/ Robert J. Christian             President &             June 16, 1998
----------------------------        Trustee
Robert J. Christian*


/s/ Eric Brucker                    Trustee                 June 16, 1998
----------------------------
Eric Brucker*


/s/ Fred L. Buckner                 Trustee                 June 16, 1998
----------------------------
Fred L. Buckner*


/s/ Nina M. Webb                    Trustee                 June 16, 1998
----------------------------
Nina M. Webb

/s/ John J. Quindlen                Trustee                 June 16, 1998
----------------------------
John J. Quindlen*


/s/ John J. Kelley                  Vice President and      June 16, 1998
----------------------------        Treasurer (Principal
John J. Kelley                      Financial and
                                    Accounting Officer)


*By:  /s/Carl M. Rizzo
      ----------------------
      Carl M. Rizzo**


** Attorney-in-fact pursuant to a power of attorney dated August 19, 1996 and incorporated by reference from Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A, SEC File No. 811-04808, filed February 28, 1997.

                    THE RODNEY SQUARE STRATEGIC EQUITY FUND

                                  EXHIBIT INDEX

      1.  (a) Declaration  of Trust of the  Registrant  dated August 19, 1986 as
              Amended and Restated on November 10, 1986. (Incorporated by reference to Exhibit 1 to Pre-Effective Amendment No. 1 to this Registration Statement filed on November 12, 1986).

          (b) Amendment to Declaration of Trust of the Registrant dated December 29, 1986. (Incorporated by reference to Exhibit 1(b) to Pre-Effective Amendment No. 2 to this Registration Statement filed on January 28, 1987).

          (c) Amendment to Declaration of Trust of the Registrant dated February 15, 1993. (Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 9 to this Registration Statement filed on February 28, 1994).

          (d) Amendment to Declaration of Trust of the Registrant dated February 23, 1998 (Incorporated by reference to Exhibit 1 (d) to Post-Effective Amendment No. 15 to this Registration Statement filed on March 27, 1998).


          (e) Amendment to Declaration of Trust of the Registrant dated June 15, 1998 (filed herewith).


      2. Bylaws of the Registrant as Amended on May 20, 1987. (Incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 1 to this Registration Statement filed on July 31, 1987).

      3.  Voting Trust Agreement - None.

      4.  Instruments Defining the Rights of Shareholders.


          (a) Amended and Restated Declaration of Trust dated November 10, 1986 as Amended December 29, 1986 and February 15, 1993 and February 23, 1998. (Incorporated by reference to Exhibit 4 (a) to
              Post-Effective Amendment No. 9 to this Registration Statement filed on February 28, 1994; to Exhibit No. 1 (d) to Post-Effective Amendment No. 15 to this Registration Statement filed on March 27, 1998 and to Exhibit 1(e) filed herewith.)


          (b) By-laws of the Registrant as Amended on May 20, 1987.(Incorporated by reference to Exhibit 4(b) to Post-Effective Amendment No. 9 to this Registration Statement filed on February 28, 1994.)

      5. (a) Advisory Agreement between the Registrant and Wilmington Trust Company dated February 23, 1998 (Incorporated by reference to Exhibit No. 5 to Post-Effective Amendment No. 15 to this Registration Statement filed March 27, 1998).


              (i) Amended Schedule A to Advisory Agreement dated February 23, 1998 between the Registrant and Wilmington Trust Company (filed herewith).

              (ii) Amended  Schedule B to Advisory  Agreement dated February 23,
                   1998 between the Registrant and Wilmington Trust Company (filed herewith).

          (b) Sub-Advisory Agreement between the Registrant on behalf of the International Equity Portfolio, Wilmington Trust Company and Clemente Capital, Inc. (filed herewith).

          (c) Sub-Advisory Agreement between the Registrant on behalf of the International Equity Portfolio, Wilmington Trust Company and Invista Capital Management, Inc. (filed herewith).

          (d) Sub-Advisory Agreement between the Registrant on behalf of the International Equity Portfolio, Wilmington Trust Company and Scudder Kemper Investments, Inc. (filed herewith).


      6. (a) Distribution Agreement between the Registrant and Rodney Square Distributors, Inc., dated February 23, 1998. (Incorporated by reference to Exhibit No. 6 (a) to Post-Effective Amendment No. 15 to this Registration Statement filed March 27, 1998).

          (b) Form of Selected Dealer Agreement between Rodney Square Distributors, Inc. and the broker-dealer as listed in Schedule B to the Agreement effective December 31, 1992. (Incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 9 to this Registration Statement filed on February 28, 1994).

      7.  Bonus,Profit Sharing or Pension Plans - None.

      8. (a) Custodian Agreement between the Registrant and Wilmington Trust Company dated January 30, 1987. (Incorporated by reference to
              Exhibit 8 to Post-Effective Amendment No. 1 to this Registration Statement filed on July 31, 1987).

          (b) Sub-Custodian Services Agreement dated February 2, 1998 between PNC Bank, National Association and Wilmington Trust Company as Custodian for the Registrant (filed herewith).

              (i) Fee Agreement dated February 2, 1998 between the Registrant, PNC Bank, National Association and Wilmington Trust Company (filed herewith).

          (c) Custodian Agreement between the Registrant on behalf of the International Equity Portfolio and Bankers Trust Company (to be filed).

      9. (a) Transfer Agency Services Agreement dated February 2, 1998 between the Registrant and PFPC Inc. (filed herewith).

              (i) Fee Agreement dated February 2, 1998 between Registrant and PFPC Inc. (filed herewith)

              (ii) Amended Exhibit A to Transfer Agency Services Agreement dated
                   February 2, 1998 between the Registrant and PFPC, Inc. (to be filed)

          (b) Administration and Accounting Services Agreement dated February 2, 1998 between the Registrant and PFPC Inc. (filed herewith).

              (i) Fee Agreement dated February 2, 1998 between Registrant and PFPC Inc. (filed herewith).

              (ii) Amended Exhibit A to Administration  and Accounting  Services
                   Agreement dated February 2, 1998 between the Registrant and PFPC, Inc. (to be filed).


          (c) Fund Secretarial Services Agreement between the Registrant and Rodney Square Management Corporation (Incorporated by reference to Exhibit No. 9 (c) to Post-Effective Amendment No. 15 to this Registration Statement filed March 27, 1998).

      10. (a) Opinion of Kirkpatrick & Lockhart LLP. (Opinion at the time of Fund creation filed with the Securities and Exchange Commission on or about February 23, 1987 under Rule 24f-2).


          (b) Opinion of  Kirkpatrick  & Lockhart  LLP with respect to Large Cap
              Value   Equity   Portfolio,   Small  Cap  Equity   Portfolio   and
              International Equity Portfolio (filed herewith).


      11. Consent of Ernst & Young L.L.P., independent auditors for Registrant (filed herewith).

      12. Financial Statements omitted from Part B - None.

      13. Letter of Investment Intent. (Incorporated by reference to Exhibit 13 to Pre-Effective Amendment No. 2 to this Registration Statement filed on January 28, 1987).

      14. Prototype Retirement Plan - None.

      15. Plan pursuant to Rule 12b-1 - None

      16. Schedule for Computation of Performance Quotations for Large Cap Growth Equity Portfolio. (Incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 15 to this Registration Statement filed on March 27, 1998).

      17. Financial Data Schedule (filed herewith).

      18. Plan adopted pursuant to Rule 18f-3 - None.